     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2004


                                        REGISTRATION NOS. 333-34894 AND 811-6466
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       PRE-EFFECTIVE AMENDMENT NO. ------                    [ ]

                         POST-EFFECTIVE AMENDMENT NO. 5                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 33                             [X]

                            ------------------------

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          ML LIFE INSURANCE COMPANY OF
                                    NEW YORK
                              (NAME OF DEPOSITOR)


                                  222 BROADWAY


                                   14TH FLOOR


                               NEW YORK, NY 10038

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 333-6524
                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415


                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2004 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on  _________ pursuant to paragraph (a)(1) of Rule 485
          (date)

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------
                     TITLE OF SECURITIES BEING REGISTERED:

   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-13
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PROSPECTUS


MAY 1, 2004

       ML of New York Variable Annuity Separate Account A (the "Account")


FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")

                                   issued by
                     ML LIFE INSURANCE COMPANY OF NEW YORK

                     HOME OFFICE: 222 Broadway, 14th Floor


                            New York, New York 10038


                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 333-6524

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

-  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
      -  Basic Value V.I. Fund
      -  Core Bond V.I. Fund
      -  Domestic Money Market V.I. Fund
      -  Fundamental Growth V.I. Fund
      -  Government Bond V.I. Fund
      -  Index 500 V.I. Fund

      -  International Value V.I. Fund

      -  Small Cap Value V.I. Fund
-  MLIG VARIABLE INSURANCE TRUST
      -  Roszel/Delaware Trend Portfolio
      -  Roszel/JP Morgan Small Cap Growth Portfolio
      -  Roszel/Lord Abbett Affiliated Portfolio
      -  Roszel/Lord Abbett Bond Debenture Portfolio
      -  Roszel/Lord Abbett Mid Cap Value Portfolio
      -  Roszel/PIMCO CCM Capital Appreciation Portfolio
      -  Roszel/PIMCO Small Cap Value Portfolio
      -  Roszel/Seligman Mid Cap Growth Portfolio
-  AIM VARIABLE INSURANCE FUNDS
      -  AIM V.I. International Growth Fund
      -  AIM V.I. Premier Equity Fund
-  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      -  AllianceBernstein Growth and Income Portfolio
      -  AllianceBernstein Premier Growth Portfolio

-  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


      -  VP Ultra(R) Fund

-  DAVIS VARIABLE ACCOUNT FUND, INC.
      -  Davis Value Portfolio

-  FEDERATED INSURANCE SERIES


      -  Federated Capital Appreciation Fund II


      -  Federated Kaufmann Fund II


-  MFS(R) VARIABLE INSURANCE TRUST(SM)

      -  MFS Emerging Growth Series

-  PIMCO ADVISORS VIT


      -  PEA Renaissance Portfolio

-  PIMCO VARIABLE INSURANCE TRUST
      -  Total Return Portfolio
-  SELIGMAN PORTFOLIOS, INC.
      -  Seligman Small-Cap Value Portfolio
-  VAN KAMPEN LIFE INVESTMENT TRUST

      -  Comstock Portfolio

      -  Emerging Growth Portfolio

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.


We've designed this annuity as a long-term investment. Any money you take out of the Contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


                          WHAT DOES THIS ANNUITY COST?

THIS ANNUITY DOES NOT IMPOSE ANY SALES CHARGES -- ON EITHER PURCHASES OR WITHDRAWALS. However, we impose a number of other charges, including an asset-based insurance charge. We provide more details on this charge, as well as a description of all other charges, later in the Prospectus.
                            ------------------------


This Prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 47 of this Prospectus.

The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., MLIG VARIABLE INSURANCE TRUST, AIM VARIABLE INSURANCE FUNDS, ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., AMERICAN CENTURY VARIABLE PORTFOLIOS INC., DAVIS VARIABLE ACCOUNT FUND, INC., FEDERATED INSURANCE SERIES, MFS(R) VARIABLE INSURANCE TRUST(SM), PIMCO ADVISORS VIT, PIMCO VARIABLE INSURANCE TRUST, SELIGMAN PORTFOLIOS, INC., AND VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     8
CAPSULE SUMMARY OF THE CONTRACT.............................     8
  Premiums..................................................     9
  The Account...............................................     9
  The Funds Available For Investment........................    10
  Fees and Charges..........................................    10
     Asset-Based Insurance Charge...........................    10
     Contract Fee...........................................    10
     Premium Taxes..........................................    11
     Fund Expenses..........................................    11
  Transfers Among Subaccounts...............................    11
  Withdrawals...............................................    11
  Death Benefit.............................................    11
  Annuity Payments..........................................    12
  Ten Day Right to Review...................................    12
  Replacement of Contracts..................................    12
FEE TABLE...................................................    12
YIELDS AND TOTAL RETURNS....................................    14
ML LIFE INSURANCE COMPANY OF NEW YORK.......................    15
THE ACCOUNT.................................................    15
  Segregation of Account Assets.............................    15
  Number of Subaccounts; Subaccount Investments.............    15
INVESTMENTS OF THE ACCOUNT..................................    16
  General Information and Investment Risks..................    16
  Merrill Lynch Variable Series Funds, Inc..................    16
     Basic Value V.I. Fund..................................    17
     Core Bond V.I. Fund....................................    17
     Domestic Money Market V.I. Fund........................    17
     Fundamental Growth V.I. Fund...........................    17
     Government Bond V.I. Fund..............................    17
     Index 500 V.I. Fund....................................    17
     International Value V.I. Fund..........................    17
     Small Cap Value V.I. Fund..............................    17
  MLIG Variable Insurance Trust.............................    17
     Roszel/Delaware Trend Portfolio........................    18
     Roszel/JP Morgan Small Cap Growth Portfolio............    18
     Roszel/Lord Abbett Affiliated Portfolio................    18
     Roszel/Lord Abbett Bond Debenture Portfolio............    18
     Roszel/Lord Abbett Mid Cap Value Portfolio.............    18
     Roszel/PIMCO CCM Capital Appreciation Portfolio........    18
     Roszel/PIMCO Small Cap Value Portfolio.................    18
     Roszel/Seligman Mid Cap Growth Portfolio...............    18
  AIM Variable Insurance Funds..............................    18
     AIM V.I. International Growth Fund.....................    19
     AIM V.I. Premier Equity Fund...........................    19

                                                              PAGE
                                                              ----
  AllianceBernstein Variable Products Series Fund, Inc......    19
     AllianceBernstein Growth and Income Portfolio..........    19
     AllianceBernstein Premier Growth Portfolio.............    19
  American Century Variable Portfolios, Inc.................    19
     VP Ultra(R) Fund.......................................    19
  Davis Variable Account Fund, Inc..........................    19
     Davis Value Portfolio..................................    20
  Federated Insurance Series................................    20
     Federated Capital Appreciation Fund II.................    20
     Federated Kaufmann Fund II.............................    20
  MFS(R) Variable Insurance Trust(SM).......................    20
     MFS Emerging Growth Series.............................    20
  PIMCO Advisors VIT........................................    20
     PEA Renaissance Portfolio..............................    21
  PIMCO Variable Insurance Trust............................    21
     Total Return Portfolio.................................    21
  Seligman Portfolios, Inc..................................    21
     Seligman Small-Cap Value Portfolio.....................    21
  Van Kampen Life Investment Trust..........................    21
     Comstock Portfolio.....................................    22
     Emerging Growth Portfolio..............................    22
  Purchases and Redemptions of Fund Shares; Reinvestment....    22
  Material Conflicts, Substitution of Investments and
     Changes to the Account.................................    22
CHARGES AND DEDUCTIONS......................................    22
  Asset-Based Insurance Charge..............................    23
  Contract Fee..............................................    23
  Other Charges.............................................    23
     Transfer Charges.......................................    23
     Tax Charges............................................    24
     Fund Expenses..........................................    24
     Premium Taxes..........................................    24
FEATURES AND BENEFITS OF THE CONTRACT.......................    24
  Ownership of The Contract.................................    24
  Issuing the Contract......................................    25
     Issue Age..............................................    25
     Information We Need To Issue The Contract..............    25
     Ten Day Right to Review................................    25
  Premiums..................................................    25
     Minimum and Maximum Premiums...........................    25
     How to Make Payments...................................    25
     Automatic Investment Feature...........................    25
     Premium Investments....................................    26
  Accumulation Units........................................    26
     How Are My Contract Transactions Priced?...............    26
     How Do We Determine The Number of Units?...............    27
  Death of Annuitant Prior to Annuity Date..................    27
  Transfers Among Subaccounts...............................    27
     General................................................    27
     Disruptive Trading.....................................    28
  Dollar Cost Averaging Program.............................    29
     What Is It?............................................    29

                                                              PAGE
                                                              ----
     Participating in the DCA Program.......................    29
     Minimum Amounts........................................    29
     When Do We Make DCA Transfers?.........................    29
  Asset Allocation Program..................................    29
  Rebalancing Program.......................................    30
  Withdrawals and Surrenders................................    31
     When and How Withdrawals are Made......................    31
     Minimum Amounts........................................    31
     Systematic Withdrawal Program..........................    31
     Surrenders.............................................    31
  Payments to Contract Owners...............................    32
  Contract Changes..........................................    32
  Death Benefit.............................................    32
     General................................................    32
     Spousal Continuation...................................    33
     Calculation of Death Benefit...........................    33
     Maximum Anniversary Value..............................    34
  Annuity Payments..........................................    34
  Annuity Options...........................................    35
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    35
     Payments of a Fixed Amount.............................    35
     Payments for a Fixed Period............................    35
     Life Annuity...........................................    35
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................    35
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    36
     Joint and Survivor Life Annuity........................    36
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................    36
  Gender-Based Annuity Purchase Rates.......................    36
FEDERAL INCOME TAXES........................................    36
  Federal Income Taxes......................................    36
  Tax Status of the Contract................................    37
     Diversification Requirements...........................    37
     Owner Control..........................................    37
     Required Distributions.................................    37
  Taxation of Annuities.....................................    37
     In General.............................................    37
     Withdrawals and Surrenders.............................    38
     Annuity Payments.......................................    38
     Taxation of Death Benefit Proceeds.....................    38
  Penalty Tax on Some Withdrawals...........................    38
  Transfers, Assignments, or Exchanges of a Contract........    39
  Withholding...............................................    39
  Multiple Contracts........................................    39
  Possible Changes In Taxation..............................    39
  Possible Charge For Our Taxes.............................    39
  Foreign Tax Credits.......................................    39
  Taxation of Qualified Contracts...........................    39
  Individual Retirement Annuities...........................    40
     Traditional IRAs.......................................    40

                                                              PAGE
                                                              ----
     Roth IRAs..............................................    40
     Other Tax Issues For IRAs and Roth IRAs................    40
  Tax Sheltered Annuities...................................    40
OTHER INFORMATION...........................................    41
  Notices and Elections.....................................    41
  Voting Rights.............................................    41
  Reports to Contract Owners................................    42
  Selling the Contract......................................    42
  State Regulation..........................................    43
  Legal Proceedings.........................................    43
  Experts...................................................    43
  Legal Matters.............................................    43
  Registration Statements...................................    43
ACCUMULATION UNIT VALUES....................................    44
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    46
APPENDIX A..................................................   A-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408 of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.


The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. The Contract is currently not available to be issued as a "stand alone" IRA or as a tax sheltered annuity.



A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, SUCH AS IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS

WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.


We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.


For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."


PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $25,000. Subsequent premiums generally must each be $100 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".

THE ACCOUNT

As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     - Basic Value V.I. Fund
     - Core Bond V.I. Fund
     - Domestic Money Market V.I. Fund
     - Fundamental Growth V.I. Fund
     - Government Bond V.I. Fund
     - Index 500 V.I. Fund

     - International Value V.I. Fund

     - Small Cap Value V.I. Fund
- MLIG VARIABLE INSURANCE TRUST
     - Roszel/Delaware Trend Portfolio
     - Roszel/JP Morgan Small Cap Growth Portfolio
     - Roszel/Lord Abbett Affiliated Portfolio
     - Roszel/Lord Abbett Bond Debenture Portfolio
     - Roszel/Lord Abbett Mid Cap Value Portfolio
     - Roszel/PIMCO CCM Capital Appreciation Portfolio
     - Roszel/PIMCO Small Cap Value Portfolio
     - Roszel/Seligman Mid Cap Growth Portfolio
- AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. International Growth Fund
     - AIM V.I. Premier Equity Fund
- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
     - AllianceBernstein Growth and Income Portfolio
     - AllianceBernstein Premier Growth Portfolio

- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


     - VP Ultra(R) Fund

- DAVIS VARIABLE ACCOUNT FUND, INC.
     - Davis Value Portfolio

- FEDERATED INSURANCE SERIES


     - Federated Capital Appreciation Fund II


     - Federated Kaufmann Fund II


- MFS(R) VARIABLE INSURANCE TRUST(SM)

     - MFS Emerging Growth Series

- PIMCO ADVISORS VIT


     - PEA Renaissance Portfolio

- PIMCO VARIABLE INSURANCE TRUST
     - Total Return Portfolio
- SELIGMAN PORTFOLIOS, INC.
     - Seligman Small-Cap Value Portfolio

- VAN KAMPEN LIFE INVESTMENT TRUST

     - Comstock Portfolio

     - Emerging Growth Portfolio


If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.


FEES AND CHARGES

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.59% annually to cover certain risks. It will never exceed 1.59% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment and administration of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  CONTRACT FEE

We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $25,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  PREMIUM TAXES

On the annuity date, we may deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS AMONG SUBACCOUNTS


Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers Among Subaccounts".) We may impose additional restrictions on transfers. (See "Transfer Among
Subaccounts -- Disruptive Trading.")


Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See "Asset Allocation Program".)

     - Third, you may choose to participate in a Rebalancing Program where we automatically reallocate your contract value quarterly in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

You can withdraw money from the Contract six times each contract year. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. These systematic withdrawals are in addition to the annual six withdrawals permitted under the Contract. For more information, see "Systematic Withdrawal Program".

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

If you are under age 80 when the Contract is issued, the death benefit equals the greatest of premiums less adjusted withdrawals, the contract value, or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value.

You can find more detailed information about the death benefit and how it is calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. You may select an annuity date that cannot be later than the annuitant's 90th birthday. If you do not select an annuity date, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. The annuity date for IRA or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options". Annuity payments may have tax consequences (see "Federal Income Taxes").


TEN DAY RIGHT TO REVIEW



When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.


You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.


                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

            CONTRACT OWNER TRANSACTION EXPENSES
            -----------------------------------
Sales Load Imposed on Premiums..............................    None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)................................................    None
Transfer Fee(1).............................................     $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

         PERIODIC CHARGES OTHER THAN FUND EXPENSES
         -----------------------------------------
Annual Contract Fee(2)......................................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  Current and Maximum Asset-Based Insurance Charge..........   1.59%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


             RANGE OF EXPENSES FOR THE FUNDS(3)               MINIMUM        MAXIMUM
             ----------------------------------               -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.38%     -   3.645(4)


EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:

          Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $536    $1,601    $2,659     $5,270


          Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $205     $633     $1,086     $2,343


Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.

---------------

(1) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(2) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $25,000.


(3) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2003 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.


(4) The maximum expenses shown are for the Federated Kaufmann Fund II. Although not contractually obligated to do so, the adviser, administrator, distributor, and shareholder services provider to this Fund expect to waive and reimburse certain amounts, including the management fee, distribution (12b-1) fee, and shareholder service fee. Total annual operating expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) are expected to be 1.50% for the fiscal year ending December 31, 2004.

The Examples do not reflect the $40 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS


From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.


Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the ML Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (besides the ML Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.


Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The ML of New York Variable Annuity Separate Account A (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.


We established the Account on August 14, 1991. It is governed by New York law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the Federal securities laws. The Account's assets are segregated from all of our other assets.


SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 30 subaccounts currently available through the Account. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"); the MLIG Variable Insurance Trust (the "MLIG Trust"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Federated Insurance Series (the "Federated

Series"); the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"); the PIMCO Advisors VIT; the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); the Seligman Portfolios, Inc. (the "Seligman Portfolios"); or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of the similarly named fund available through the Contract.

                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS


Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered to certain pension or retirement plans.



The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.15% to 0.375%.


Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of 8 of its separate investment mutual fund portfolios under the Contract.



Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Variable Series Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K. Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $513 billion in investment company and other portfolio assets under management as of March 31, 2004. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro,

New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.

BASIC VALUE V.I. FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

CORE BOND V.I. FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.

DOMESTIC MONEY MARKET V.I. FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.


FUNDAMENTAL GROWTH V.I. FUND. This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will generally invest at least 65% of its total assets in equity securities.



GOVERNMENT BOND V.I. FUND. This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Treasury or U.S. government agencies, and by instrumentalities.



INDEX 500 V.I. FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



INTERNATIONAL VALUE V.I. FUND. This Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In investing the Fund's assets, the investment adviser follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.



Effective following the close of business on November 21, 2003, the Mercury International Value V.I. Fund of the Mercury Variable Trust was merged with and into the International Value V.I. Fund.



SMALL CAP VALUE V.I. FUND. This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small cap companies and emerging growth companies that Fund management believes have special investment value.



MLIG VARIABLE INSURANCE TRUST



The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of 8 of its separate investment portfolios under the Contract.



Roszel Advisors, LLC ("Roszel Advisors"), located at 1300 Merrill Lynch Drive, Pennington, New Jersey 08534, serves as the investment manager of the MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.



ROSZEL/DELAWARE TREND PORTFOLIO. This Fund seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing at least 65% of its total assets in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is Delaware Management Company.



Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the Delaware VIP Trend Portfolio of the Delaware VIP Trust. The Delaware VIP Trend Portfolio is no longer available under the Contract.



ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is J.P. Morgan Investment Management Inc.



ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO. This Fund seeks long-term capital appreciation and income. The Fund pursues its investment objective by investing primarily in large capitalization equity securities of seasoned U.S. and multinational companies that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.



ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO. This Fund seeks a high total return through both income and capital appreciation. The Fund invests primarily in a wide variety of income-bearing securities including convertible bonds and debt securities with equity warrants. The subadviser for the Fund is Lord, Abbett & Co. LLC.



ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.



ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing at least 65% of its total assets in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and Cadence Capital Management LLC.



Effective following the close of business on November 21, 2003, the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Investors Trust Series of the MFS Trust. The MFS(R) Investors Trust Series is no longer available under the Contract.



ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P.



ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is
J. & W. Seligman & Co. Incorporated.



AIM VARIABLE INSURANCE FUNDS



The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Series I shares of two of its separate investment portfolios under the Contract.

A I M Advisors, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the AIM V.I. Funds. As the investment adviser, AIM is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.



AIM V.I. INTERNATIONAL GROWTH FUND. This Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.



AIM V.I. PREMIER EQUITY FUND. This Fund seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



The AllianceBernstein Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios under the Contract.



Alliance Capital Management L.P. ("Alliance"), located at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the AllianceBernstein Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.



ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO. This Fund seeks reasonable current income and reasonable opportunity for appreciation through investing primarily in dividend-paying stocks of good quality.



ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



The American Century Portfolios is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of one of its separate investment portfolios under the Contract. American Century Investment Management, Inc. ("ACIM"), located at 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser to the American Century Portfolios. As the investment adviser, ACIM is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.



VP ULTRA(R) FUND. This Fund seeks long-term capital growth. The fund managers look for stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by ACIM. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.



DAVIS VARIABLE ACCOUNT FUND, INC.



The Davis Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of one of its separate investment portfolios under the

Contract. Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706 serves as the investment adviser to the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY") serves as the subadviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the subadvisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for the Fund is set forth below.



DAVIS VALUE PORTFOLIO. This Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $10 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk.



FEDERATED INSURANCE SERIES



The Federated Series is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Primary Shares of two of its separate investment portfolios under the Contract. Federated Equity Management Company of Pennsylvania ("FEMCOPA"), located at Federated Investors Tower, 1001 Liberty Ave., Pittsburgh, PA 15222-3779, serves as investment adviser to the Federated Series. FEMCOPA is a subsidiary of Federated Investors, Inc. As the investment adviser, FEMCOPA is paid fees by the Funds for its services. Federated Global Investment Management Corp., a subsidiary of Federated Investors, Inc., is the subadviser for Federated Kaufmann Fund II. FEMCOPA pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.



FEDERATED CAPITAL APPRECIATION FUND II. This Fund seeks capital appreciation. The Fund pursues its investment objective by investing primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.



FEDERATED KAUFMANN FUND II. This Fund seeks capital appreciation. To achieve its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities.



MFS(R) VARIABLE INSURANCE TRUST(SM)



The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Initial Class shares of one of its separate investment portfolios under the Contract.



MFS(R) Investment Management ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to the Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). As the investment adviser, MFS is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



MFS(R) EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



PIMCO ADVISORS VIT



PIMCO Advisors VIT is registered with the Securities and Exchange Commission as an open-end, diversified management investment company. It currently offers shares of one of its separate investment portfolios under the Contract. OpCap Advisors LLC ("OpCap Advisors"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as the investment adviser to the Fund. OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm. As the investment adviser, OpCap Advisors is paid fees by the Fund for its services. OpCap Advisors has retained PEA Capital LLC as the subadviser for the Fund. OpCap Advisors pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.



PEA RENAISSANCE PORTFOLIO. This Fund seeks long term capital appreciation and income. The Fund invests, under normal conditions, at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (i.e., dividend-paying) stocks.



PIMCO VARIABLE INSURANCE TRUST



The PIMCO VIT Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Administrative Class shares of one of its separate investment portfolios under the Contract.



Pacific Investment Management Company LLC ("PIMCO"), located at 840 Newport Center Drive, Newport Beach, California 92660, serves as the investment adviser to the Total Return Portfolio. PIMCO is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. As the investment adviser, PIMCO is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



TOTAL RETURN PORTFOLIO. This Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.



SELIGMAN PORTFOLIOS, INC.



The Seligman Portfolios is registered with the Securities and Exchange Commission as an open-end diversified management investment company. It currently offers Class 1 shares of one of its separate investment portfolios under the Contract.



J. & W. Seligman & Co. Incorporated ("Seligman"), located at 100 Park Avenue, New York, New York 10017 serves as the investment adviser to the Seligman Small-Cap Value Portfolio. As the investment adviser, Seligman is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



SELIGMAN SMALL-CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. Generally, the Fund invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization of up to $2 billion at the time of purchase. Value companies are those companies that the Fund manager believes have been undervalued, either historically, by the market, or by their peers.



VAN KAMPEN LIFE INVESTMENT TRUST



The Van Kampen Trust is registered with the Securities and Exchange Commission as a diversified open-end management company. It currently offers Class I shares of two of its separate investment portfolios under the Contract.



Van Kampen Asset Management ("Van Kampen Management"), located at 1221 Avenue of the Americas, New York, NY 10020, serves as the portfolios' investment adviser, and is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. As the investment adviser, Van Kampen Management is paid fees by the

Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.



COMSTOCK PORTFOLIO. This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.



EMERGING GROWTH PORTFOLIO. The investment objective of the Fund is to seek capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 65% of the Fund's total assets in a portfolio of common stocks of companies considered by the Fund's investment adviser to be emerging growth companies.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT


It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value, or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.59% annually. It will never exceed 1.59%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment, administration, and distribution of the Contract, including programs like transfers and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, administration, and distribution, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit.

CONTRACT FEE

We may charge a $40 contract fee at the end of each contract year. We will only impose this fee if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $25,000), we will not impose this annual fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year before the annuity date.

     - We deduct this fee from your contract value if you surrender the Contract on any date other than a contract anniversary.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

OTHER CHARGES

     TRANSFER CHARGES


You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", "Rebalancing Program", and "Transfers Among Subaccounts".)

     TAX CHARGES


We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)


     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes, if applicable, when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we may deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the Contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If your Contract is held in a qualified plan, you should consult with a qualified tax advisor regarding these designations.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.

When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owners may designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you (and any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, you must complete and return a written application. Once we review and approve the application, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.


PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $25,000 or more. Subsequent premium payments generally must each be $100 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.


The Contract is available as a nonqualified contract or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract. The Contract is currently not available to be issued as a "stand alone" IRA or as a tax sheltered annuity.


     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $100. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this program at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the contract date, we'll hold all premiums in the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected.

Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the ML Basic Value V.I. Subaccount, 58% allocated to the ML Government Bond V.I. Subaccount, and 30% allocated to the ML Index 500 V.I. Subaccount. However, you may not allocate 33 1/3% to the ML Basic Value V.I. Subaccount and 66 2/3% to the ML Government Bond V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.


We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)


DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS


     GENERAL


Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging

Program", "Asset Allocation Program", and "Rebalancing Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.


You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once given instructions we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)



     DISRUPTIVE TRADING



Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.



Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. We will notify any such contract owner in writing (by mail to the address of record on file with us) of the restrictions that will apply to future transfers under a Contract. Such contract owners will receive one warning prior to imposition of any restrictions on transfers. Potential transfer restrictions may include refusing to execute future transfer requests that violate our Disruptive Trading Procedures or requiring all future transfer requests to be submitted through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, or other electronic means). Because we have adopted our Disruptive Trading Procedures as a prophylactic measure to protect contract owners from the potential adverse effects of harmful trading activity, please keep in mind that we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.



Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or Federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).



In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.


DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

ASSET ALLOCATION PROGRAM

Under the Asset Allocation Program, we will allocate your premiums and rebalance your contract value quarterly according to an asset allocation model you select based on your investment goals and risk tolerance. There are currently five asset allocation models to choose from:

     - Capital Preservation

     - Current Income

     - Income and Growth

     - Long-Term Growth

     - Aggressive Growth

Each model identifies specific subaccounts and the percentage of premium or contract value which should be allocated to each of those subaccounts. We may periodically adjust the composition of each model. Any adjustments become effective at the end of the calendar quarter.

The asset allocation models are not recommendations, have not been designed with your specific financial circumstances in mind, and may not be appropriate for any particular individual. There may be other allocations that would be more appropriate to satisfy your needs and goals.

After you elect the Asset Allocation Program, we allocate your premium in accordance with your selected model. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the subaccounts and percentages for your selected model.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance,

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums, and

     - any adjustments we make to your selected model.

The Asset Allocation Program can be elected at issue or at any time subsequent. You may elect the Asset Allocation Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Asset Allocation Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with your selected model. The asset allocation model that you select under the program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your selected model at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.


We reserve the right to terminate or make changes to this program at any time. If you choose the Rebalancing Program or the DCA Program, you cannot use the Asset Allocation Program.


REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time subsequent. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE


Before the annuity date, you may make lump-sum withdrawals from the Contract up to six times per contract year. In addition, you may make systematic withdrawals, discussed below. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)



Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)


     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. These systematic withdrawals are in addition to the six lump-sum withdrawals permitted each year under the Contract. We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

     SURRENDERS


At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable contract fee. (See "Charges and Deductions".) You may receive this amount in a lump sum or apply it under an Annuity Option. (See "Annuity Options"). Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

We reserve the right, at our option, to defer any payments in accordance with the Investment Company Act of 1940, as amended.


Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a nonqualified Contract, the new owner or annuitant must be less than 90 years old. For qualified Contracts, if you change the owner or annuitant, the new owner or annuitant must be less than 70 1/2 years old.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit to the beneficiary if you die before the annuity date. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)


Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)



We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following receipt of a certified death certificate, whichever is sooner.


Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)

     SPOUSAL CONTINUATION


If a contract owner dies prior to the annuity date and the beneficiary is the surviving spouse of the deceased contract owner, such spouse may choose to continue this contract (except under tax sheltered annuities). Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premium and transfers of contract value will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase. If the surviving co-owner is not the surviving spouse of the deceased owner, the Contract may not be continued under this provision.


     CALCULATION OF DEATH BENEFIT

Maximum Anniversary Value Death Benefit. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under age 80 on the contract date, the death benefit is the greatest of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract;

     (ii)  the contract value; or

     (iii) the Maximum Anniversary Value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

Return of Premium Death Benefit. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 80 or over on the contract date, the death benefit is the greater of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (ii) the contract value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

     MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears under "Maximum Anniversary Value Death Benefit" above.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the Contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's, will be used.

We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF DEATH BENEFIT, SEE APPENDIX A.

ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.


Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates. The amount of your annuity payments will not be less than those that would be provided by application of the contract value to purchase a single premium immediate annuity contract offered by us for the same annuity plan. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges.

Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 per month, we may change the frequency of payments so that all payments will be at least $20. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited of at least 3%. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or

---------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may choose to continue to receive the remaining payments or elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may choose to continue to receive the remaining payments or elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may choose to continue to receive the remaining payments or elect to receive the present value of the remaining guaranteed payments in a lump sum.


GENDER-BASED ANNUITY PURCHASE RATES


Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES


The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.



We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.


---------------


* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL


In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.


     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the contract when such contract owner dies.

The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to Individual Retirement Annuities and tax sheltered annuities.

TAXATION OF ANNUITIES

     IN GENERAL


IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.



The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.


The following discussion applies generally to contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a nonqualified contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premium payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if an owner isn't an individual);

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT


Transferring or assigning ownership of the Contract, selecting certain annuity dates, designating an annuitant, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.


WITHHOLDING


Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.


MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES


Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than any applicable premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.


FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS


Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is currently not available for purchase as a "stand alone" IRA, but is available through an established IRA custodial account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     ROTH IRAS


The Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit in the IRC or 100% of compensation includible in the individual's gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS


Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.


The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the enhanced death benefit provision, adversely affects the qualification of the policy as an IRA or Roth IRA.

TAX SHELTERED ANNUITIES


The Contract is currently not available for purchase as a tax sheltered annuity.
Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. "Eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit provision that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the death benefit may exceed this limitation, individuals using the contract in connection with such plans should consult their tax advisors.


                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.


VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT


We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency Inc. as our insurance agents. Merrill Lynch Life Agency Inc. is a wholly owned subsidiary of Distributor.



We pay commissions to Merrill Lynch Life Agency Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from Merrill Lynch Life Agency Inc. for the sales of the Contracts. Merrill Lynch Life Agency Inc. also pays the District Annuity Specialists a portion of the commissions it receives for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.



The maximum amount of commissions paid to Merrill Lynch Life Agency Inc. is 1.85% of each premium and up to 0.85% of contract value per year. The maximum commission payable to Financial Advisors for Contract sales is 0.51% of each premium and up to 0.51% of contract value per year. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.18% of each premium.



Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.



The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.



Commissions and other incentives or payments described above are not charged directly to Contract owners or the Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS


The financial statements of the Account as of December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and our financial statements as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, included in the Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included in the Statement of Additional Information and incorporated by reference herein, and have been so included and incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS


Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.


REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+
                       (CONDENSED FINANCIAL INFORMATION)

                                                                                     DOMESTIC MONEY               FUNDAMENTAL
                                            BASIC VALUE V.I.                           MARKET V.I.                GROWTH V.I.
                                 --------------------------------------   -------------------------------------   ----------
                                  1/1/03 TO     1/1/02 TO    1/1/01 TO    1/1/03 TO    1/1/02 TO     1/1/01 TO    1/1/03 TO
                                   12/31/03      12/31/02     12/31/01     12/31/03     12/31/02     12/31/01      12/31/03
                                 ------------   ----------   ----------   ----------   ----------   -----------   ----------
(1) Accumulation unit value at
    beginning of period........  $       9.08   $   11.21    $   10.93    $   10.56    $   10.57    $     10.34   $    5.27
(2) Accumulation unit value at
    end of period..............  $      11.90   $    9.08    $   11.21    $   10.47    $   10.56    $     10.57   $    6.64
(3) Number of accumulation
    units outstanding at end of
    period.....................     476,411.1   476,578.4    321,734.4    525,927.5    904,823.2    1,426,508.4   439,864.4

                                     FUNDAMENTAL
                                     GROWTH V.I.
                                 ------------------------
                                  1/1/02 TO    1/1/01 TO
                                  12/31/02      12/31/01
                                 -----------   ----------
(1) Accumulation unit value at
    beginning of period........  $      7.38   $    9.16
(2) Accumulation unit value at
    end of period..............  $      5.27   $    7.38
(3) Number of accumulation
    units outstanding at end of
    period.....................  1,558,262.1   880,283.2


                                              GOVERNMENT                INTERNATIONAL
                                              BOND V.I.                 VALUE V.I.**               INDEX 500 V.I.
                                 ------------------------------------   -------------   ------------------------------------
                                 1/1/03 TO    1/1/02 TO    1/1/01 TO    11/21/03* TO    1/1/03 TO    1/1/02 TO    1/1/01 TO
                                  12/31/03     12/31/02     12/31/01      12/31/03       12/31/03     12/31/02     12/31/01
                                 ----------   ----------   ----------   -------------   ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........  $   12.25    $   11.33    $   10.76      $    9.93     $    5.75    $    7.53    $    8.72
(2) Accumulation unit value at
    end of period..............  $   12.30    $   12.25    $   11.33      $   10.90     $    7.25    $    5.75    $    7.53
(3) Number of accumulation
    units outstanding at end of
    period.....................  344,194.7    1,151,115.1  790,608.4      184,703.9     923,548.6    316,770.0    454,741.3

                                                                      SMALL CAP
                                       CORE BOND V.I.                 VALUE V.I.
                                 ---------------------------   ------------------------
                                 1/1/03 TO      7/1/02* TO     1/1/03 TO    7/1/02* TO
                                  12/31/03       12/31/02       12/31/03     12/31/02
                                 ----------   --------------   ----------   -----------
(1) Accumulation unit value at
    beginning of period........  $   10.50       $  10.00       $  8.57      $  10.00
(2) Accumulation unit value at
    end of period..............  $   10.83       $  10.50       $ 12.06      $   8.57
(3) Number of accumulation
    units outstanding at end of
    period.....................  533,495.3       11,962.7       8,729.5      23,513.6


                                                          ROSZEL/JP          ROSZEL/LORD         ROSZEL/LORD
                                 ROSZEL/DELAWARE        MORGAN SMALL           ABBETT            ABBETT BOND
                                    TREND***             CAP GROWTH          AFFILIATED           DEBENTURE
                                 ---------------   -----------------------   -----------   -----------------------
                                   5/1/03* TO      1/1/03 TO    7/1/02* TO   5/1/03* TO    1/1/03 TO    7/1/02* TO
                                    12/31/03        12/31/03     12/31/02     12/31/03      12/31/03     12/31/02
                                 ---------------   ----------   ----------   -----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........     $  10.00        $  8.43      $ 10.00      $   10.00     $  10.49     $ 10.00
(2) Accumulation unit value at
    end of period                   $  12.26        $ 11.38      $  8.43      $   11.98     $  12.08     $ 10.49
(3) Number of accumulation
    units outstanding at end of
    period.....................     15,243.2        5,846.7      5,275.8      197,706.1     62,854.9     7,109.9

                                       ROSZEL/LORD           ROSZEL/PIMCO          ROSZEL/PIMCO
                                       ABBETT MID            CCM CAPITAL             SMALL CAP
                                        CAP VALUE          APPRECIATION****            VALUE
                                 -----------------------   ----------------   -----------------------
                                 1/1/03 TO    7/1/02* TO      5/1/03* TO      1/1/03 TO    7/1/02* TO
                                  12/31/03     12/31/02        12/31/03        12/31/03     12/31/02
                                 ----------   ----------   ----------------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........  $    8.96    $   10.00        $  10.00       $    9.32    $   10.00
(2) Accumulation unit value at
    end of period                $   11.00    $    8.96        $  11.71       $   12.21    $    9.32
(3) Number of accumulation
    units outstanding at end of
    period.....................  239,134.1    381,459.5        33,476.8       181,068.6    392,858.1


---------------

+ ML Life Insurance Company of New York commenced sales of Retirement Power on January 19, 2001. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.



* Available for allocations of premiums or contract value effective following the close of business.


** Effective following the close of business on November 21, 2003, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund of the Merrill Lynch Variable Series Funds.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio of the MLIG Variable Insurance Trust was substituted for the Delaware VIP Trend Portfolio of the Delaware VIP Trust. The Delaware VIP Trend Portfolio is no longer available under the Contract.


**** Effective following the close of business on November 21, 2003, the Roszel/Pimco CCM Capital Appreciation Portfolio of the MLIG Variable Insurance Trust was substituted for the MFS(R) Investors Trust Series of the MFS(R) Variable Insurance Trust(SM). The MFS(R) Investors Trust Series is no longer available under the Contract.

                                      ROSZEL/SELIGMAN
                                          MID CAP                          AIM VI
                                          GROWTH                    INTERNATIONAL GROWTH
                                  -----------------------   ------------------------------------
                                  1/1/03 TO    7/1/02* TO   1/1/03 TO    1/1/02 TO    1/1/01 TO
                                   12/31/03     12/31/02     12/31/03     12/31/02     12/31/01
                                  ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........    $   9.11     $ 10.00     $    4.74    $    5.71    $    7.59
(2) Accumulation unit value at
    end of period..............    $  11.95     $  9.11     $    6.02    $    4.74    $    5.71
(3) Number of accumulation
    units outstanding at end of
    period.....................    11,373.4     4,044.2      94,804.2    105,644.1    641,243.2


                                                AIM VI                        ALLIANCEBERNSTEIN GROWTH
                                            PREMIER EQUITY                           AND INCOME
                                 ------------------------------------   ------------------------------------
                                 1/1/03 TO    1/1/02 TO    1/1/01 TO    1/1/03 TO    1/1/02 TO    1/1/01 TO
                                  12/31/03     12/31/02     12/31/01     12/31/03     12/31/02     12/31/01
                                 ----------   ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........  $    4.59     $   6.69     $   7.78    $    8.18    $   10.66    $   10.79
(2) Accumulation unit value at
    end of period..............  $    5.66     $   4.59     $   6.69    $   10.66    $    8.18    $   10.66
(3) Number of accumulation
    units outstanding at end of
    period.....................   92,326.3     90,938.8     85,834.1    272,228.9    382,580.6    460,234.8


                                          ALLIANCEBERNSTEIN
                                            PREMIER GROWTH                          DAVIS VALUE
                                 ------------------------------------   ------------------------------------
                                 1/1/03 TO    1/1/02 TO    1/1/01 TO    1/1/03 TO    1/1/02 TO    1/1/01 TO
                                  12/31/03     12/31/02     12/31/01     12/31/03     12/31/02     12/31/01
                                 ----------   ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........  $    4.29    $    6.29    $    7.71    $    7.05    $    8.56    $    9.70
(2) Accumulation unit value at
    end of period..............  $    5.22    $    4.29    $    6.29    $    9.01    $    7.05    $    8.56
(3) Number of accumulation
    units outstanding at end of
    period.....................  256,745.6    280,253.0    245,940.6    641,584.2    390,854.2    318,249.7

                                             DELAWARE VIP
                                           TREND SERIES***
                                 ------------------------------------
                                 1/1/03 TO    1/1/02 TO    1/1/01 TO
                                  11/21/03     12/31/02     12/31/01
                                 ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........    $5.33       $   6.77     $   8.12
(2) Accumulation unit value at
    end of period..............    ***         $   5.33     $   6.77
(3) Number of accumulation
    units outstanding at end of
    period.....................      0.0       67,163.1     63,386.5


                                        MERCURY INTERNATIONAL                          MFS(R)
                                             VALUE V.I.**                         EMERGING GROWTH
                                 ------------------------------------   ------------------------------------
                                 1/1/03 TO    1/1/02 TO    1/1/01 TO    1/1/03 TO    1/1/02 TO    1/1/01 TO
                                  11/21/03     12/31/02     12/31/01     12/31/03     12/31/02     12/31/01
                                 ----------   ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........  $    7.78    $    8.94    $   10.43    $    3.28    $    5.03    $    7.68
(2) Accumulation unit value at
    end of period..............         **    $    7.78    $    8.94    $    4.20    $    3.28    $    5.03
(3) Number of accumulation
    units outstanding at end of
    period.....................        0.0    109,787.3    207,922.7    230,303.0    235,285.6    212,584.0

                                                MFS(R)
                                         INVESTORS TRUST****
                                 ------------------------------------
                                 1/1/03 TO    1/1/02 TO    1/1/01 TO
                                  11/21/03     12/31/02     12/31/01
                                 ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........    $6.20      $    7.98    $    9.64
(2) Accumulation unit value at
    end of period..............     ****      $    6.20    $    7.98
(3) Number of accumulation
    units outstanding at end of
    period.....................      0.0      139,309.9    131,706.2


                                                 PIMCO                                 SELIGMAN
                                             TOTAL RETURN                          SMALL-CAP VALUE
                                 -------------------------------------   ------------------------------------
                                  1/1/03 TO    1/1/02 TO    1/1/01 TO    1/1/03 TO    1/1/02 TO    1/1/01 TO
                                  12/31/03      12/31/02     12/31/01     12/31/03     12/31/02     12/31/01
                                 -----------   ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........  $     12.27   $   11.43    $   10.72     $  12.29    $   14.75    $   12.14
(2) Accumulation unit value at
    end of period..............  $     12.69   $   12.27    $   11.43     $  18.14    $   12.29    $   14.75
(3) Number of accumulation
    units outstanding at end of
    period.....................  1,256,054.4   735,100.5    929,148.1     94,968.0    163,270.3    379,843.3

                                              VAN KAMPEN
                                           EMERGING GROWTH
                                 ------------------------------------
                                 1/1/03 TO    1/1/02 TO    1/1/01 TO
                                  12/31/03     12/31/02     12/31/01
                                 ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period........   $   3.47    $    5.22    $    7.74
(2) Accumulation unit value at
    end of period..............   $   4.35    $    3.47    $    5.22
(3) Number of accumulation
    units outstanding at end of
    period.....................   99,651.8    135,559.6    120,539.7


---------------

* Available for allocations of premiums or contract value effective following the close of business.


** Effective following the close of business on November 21, 2003, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund of the Merrill Lynch Variable Series Funds.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio of the MLIG Variable Insurance Trust was substituted for the Delaware VIP Trend Portfolio of the Delaware VIP Trust. The Delaware VIP Trend Portfolio is no longer available under the Contract.


**** Effective following the close of business on November 21, 2003, the Roszel/Pimco CCM Capital Appreciation Portfolio of the MLIG Variable Insurance Trust was substituted for the MFS(R) Investors Trust Series of the MFS(R) Variable Insurance Trust(SM). The MFS(R) Investors Trust Series is no longer available under the Contract.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:


OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
YORK

                                   APPENDIX A


EXAMPLE: Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on June 1, 2004 and a subsequent premium of $10,000 on December 1, 2005. You also make a withdrawal of $50,000 on January 1, 2006. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."


                                                                                                (A)          (B)          (C)
                                                                                             ---------   ------------   --------
                                                                           TRANSACTIONS        PREMS         MAX
                                                                        ------------------   LESS ADJ.   ANNIV. VALUE   CONTRACT
DATE                                                                     PREM.     WITHDR.   WITHDRWS.      (MAV)        VALUE
----                                                                    --------   -------   ---------   ------------   --------
06/01/04  THE CONTRACT IS ISSUED                                        $100,000             $100,000      $      0     $100,000
          MAV is $0 until first contract anniversary
06/01/05  FIRST CONTRACT ANNIVERSARY                                                         $100,000      $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 6/1/2005 = Contract value on 6/1/2005
          = $110,000
          MAV = greatest of anniversary values = $110,000
12/01/05  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000      $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 6/1/2005 = Contract value on 6/1/2005
          + premiums added since that anniversary = $110,000 + $10,000
          = $120,000
          MAV = greatest of anniversary values = $120,000
01/01/06  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000      $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 6/1/2005 = contract value on 6/1/2005
          + premiums added - adjusted withdrawals since that
          anniversary = $110,000 + $10,000 - $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum (MAV, prems -
          adj. withdrs.)
                                     contract value
          = $50,000 X maximum (120,000, 110,000) / 100,000
          = $50,000 X 120,000 / 100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
06/01/06  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000      $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 6/1/2005 = $60,000
          Anniversary value for 6/1/2006 = contract value on 6/1/2006
          = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
06/01/07  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000      $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 6/1/2005 = $60,000
          Anniversary value for 6/1/2006 = contract value on 6/1/2006
          = $55,000
          Anniversary value for 6/1/2007 = contract value on 6/1/2007
          = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000


DATE                 DEATH BENEFIT
----      -----------------------------------
06/01/04  $100,000 (maximum of (A), (B), (C))
06/01/05  $110,000 (maximum of (A), (B), (C))
12/01/05  $120,000 (maximum of (A), (B), (C))
01/01/06  $ 60,000 (maximum of (A), (B), (C))
06/01/06  $ 60,000 (maximum of (A), (B), (C))
06/01/07  $ 65,000 (maximum of (A), (B), (C))

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2004


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK


                           HOME OFFICE: 222 BROADWAY


                                   14TH FLOOR


                            NEW YORK, NEW YORK 10038

                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED


This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. The Contract is currently not available to be issued as a "stand alone" IRA or as a tax sheltered annuity.



This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION


SELLING THE CONTRACT



The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency Inc.



For the years ended December 31, 2003, 2002, and 2001, Distributor received $138,352, $397,040, and $2,390,915, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2003, 2002, and 2001, ML of New York paid administrative services fees of $3.4 million, $3.4 million, and $5.0 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


ML of New York also may quote the effective yield of the ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yield for the ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.


The yields on amounts held in the ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the ML Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month


Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.


The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:



FUND                                                 FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                                 -------------------   -------------------------
ML Basic Value V.I. Fund...........................  July 1, 1993          July 1, 1993
ML Core Bond V.I. Fund.............................  April 29, 1982        February 21, 1992
ML Domestic Money Market V.I. Fund.................  February 21, 1992     February 21, 1992
ML Fundamental Growth V.I. Fund....................  March 28, 2000        April 3, 2000
ML Government Bond V.I. Fund.......................  May 16, 1994          May 16, 1994
ML Index 500 V.I. Fund.............................  December 13, 1996     December 18, 1996
ML International Value V.I. Fund...................  June 10, 1998         November 21, 2003
ML Small Cap Value V.I. Fund.......................  April 29, 1982        February 21, 1992
MLIG Roszel/Delaware Trend Portfolio...............  May 1, 2003           May 1, 2003
MLIG Roszel/JP Morgan Small Cap Growth Portfolio...  July 1, 2002          July 1, 2002
MLIG Roszel/Lord Abbett Affiliated Portfolio.......  May 1, 2003           May 1, 2003
MLIG Roszel/Lord Abbett Bond Debenture Portfolio...  July 1, 2002          July 1, 2002
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio....  July 1, 2002          July 1, 2002
MLIG Roszel/PIMCO CCM Capital Appreciation
  Portfolio........................................  May 1, 2003           May 1, 2003
MLIG Roszel/PIMCO Small Cap Value Portfolio........  July 1, 2002          July 1, 2002
MLIG Roszel/Seligman Mid Cap Growth Portfolio......  July 1, 2002          July 1, 2002
AIM V.I. International Growth Fund.................  May 5, 1993           April 3, 2000
AIM V.I. Premier Equity Fund.......................  May 5, 1993           December 18, 1996
AllianceBernstein Growth and Income Portfolio......  January 14, 1991      April 3, 2000
AllianceBernstein Premier Growth Portfolio.........  June 26, 1992         December 18, 1996
American Century VP Ultra(R) Fund..................  May 1, 2001           May 1, 2004
Davis Value Portfolio..............................  July 1, 1999          April 3, 2000
Federated Capital Appreciation Fund II.............  June 19, 2000         May 1, 2004
Federated Kaufmann Fund II.........................  April 30, 2002        May 1, 2004
MFS(R) Emerging Growth Series......................  July 24, 1995         December 18, 1996
PIMCO Advisors PEA Renaissance Portfolio...........  July 10, 2002         May 1, 2004
PIMCO Total Return Portfolio.......................  December 31, 1997     April 3, 2000
Seligman Small-Cap Value Portfolio.................  May 1, 1998           April 3, 2000
Van Kampen LIT Emerging Growth Portfolio...........  July 3, 1995          April 3, 2000
Van Kampen LIT Comstock Portfolio..................  April 30, 1999        May 1, 2004



Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.


Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) -- 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).
ERV   =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.
P     =   a hypothetical initial payment of $1,000.
N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements total returns for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund, Small Cap Value V.I. Fund, American Balanced V.I. Fund, Natural Resources Focus Fund (liquidated following close of business on April 30, 2002), Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Bond Focus Fund (liquidated following close of business on April 30, 2002), Basic Value V.I. Fund, Government Bond V.I. Fund, Developing Capital Markets V.I. Fund (liquidated following close of business on November 21, 2003), Index 500 V.I. Fund, Global Growth V.I. Fund, Focus Twenty V.I. Fund (liquidated following close of business on November 21,
2003), Large Cap Value V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund (formerly Mercury International Value V.I. Fund), Large Cap Growth V.I. Fund (formerly Merrill Lynch Large Cap Growth V.I. Fund),
AllianceBernstein Quasar Portfolio (formerly Quasar Portfolio, liquidated following close of business on November 21, 2003), AllianceBernstein Premier Growth Portfolio (formerly Premier Growth Portfolio), AllianceBernstein Growth and Income Portfolio (formerly Growth and Income Portfolio), AllianceBernstein Technology Portfolio (formerly Technology Portfolio), MFS Emerging Growth Series, MFS Research Series (liquidated following close of business on November 21, 2003), MFS Investors Trust Series (liquidated following close of business on November 21, 2003), AIM V.I. Premier Equity Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, Davis Value Portfolio, Total Return Portfolio, Seligman Small-Cap Value Portfolio, Delaware VIP Trend Series (liquidated following close of business on November 21, 2003), Emerging Growth Portfolio, VP International Fund, Roszel / JP Morgan Small Cap Growth Portfolio, Roszel / Lord Abbett Bond Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value Portfolio, Roszel / PIMCO Small Cap Value Portfolio, Roszel / Seligman Mid Cap Growth Portfolio, Roszel / Delaware Trend Portfolio (commenced operations May 1, 2003), Roszel / Lord Abbett Affiliated Portfolio (commenced operations May 1,
2003), and Roszel / PIMCO CCM Capital Appreciation Portfolio (commenced operations May 1, 2003) (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche, LLP
New York, New York


March 5, 2004


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 36,355 shares
      (Cost $36,355)                                                $            36,355  $                    $
    Core Bond V.I. Fund, 4,773 shares
      (Cost $56,139)                                                                                  58,273
    High Current Income V.I. Fund, 2,842 shares
      (Cost $24,036)                                                                                                       22,312
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core V.I. Fund, 1,698 shares
      (Cost $51,067)                                                $            43,054  $                    $
    Small Cap Value V.I. Fund, 1,535 shares
      (Cost $33,712)                                                                                  39,297
    American Balanced V.I. Fund, 750 shares
      (Cost $9,899)                                                                                                         8,411
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Allocation V.I. Fund, 3,207 shares
      (Cost $38,315)                                                $            36,243  $                    $
    Utilities and Telecommunications V.I. Fund, 383 shares
      (Cost $4,185)                                                                                    2,823
    Basic Value V.I. Fund, 5,653 shares
      (Cost $76,074)                                                                                                       80,897
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Government Bond V.I. Fund, 3,084 shares
      (Cost $33,128)                                                $            32,658  $                    $
    Index 500 V.I. Fund, 2,622 shares
      (Cost $39,201)                                                                                  37,019
    Global Growth V.I. Fund, 692 shares
      (Cost $7,682)                                                                                                         5,887
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            32,658  $            37,019  $             5,887
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            32,658  $            37,019  $             5,887
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental
                                                                            Value                Growth           International
                                                                             V.I.                 V.I.              Value V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Value V.I. Fund, 482 shares
      (Cost $4,650)                                                 $             5,734  $                    $
    Fundamental Growth V.I. Fund, 2,106 shares
      (Cost $13,409)                                                                                  14,699
    International Value V.I. Fund, 2,063 shares
      (Cost $22,016)                                                                                                       23,534
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             5,734  $            14,699  $            23,534
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,734  $            14,699  $            23,534
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap        AllianceBernstein    AllianceBernstein
                                                                            Growth              Premier             Growth and
                                                                             V.I.                Growth               Income
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Growth V.I. Fund, 408 shares
      (Cost $3,632)                                                 $             3,779  $                    $

  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):
    AllianceBernstein Premier Growth Portfolio, 1,660 shares
      (Cost $55,975)                                                                                  35,822
    AllianceBernstein Growth and Income Portfolio, 174 shares
      (Cost $3,201)                                                                                                         3,787
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             3,779  $            35,822  $             3,787
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,779  $            35,822  $             3,787
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS                AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):
    AllianceBernstein Technology Portfolio, 77 shares
      (Cost $927)                                                   $             1,115  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 839 shares
      (Cost $24,153)                                                                                  13,007

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Premier Equity Fund, 884 shares
      (Cost $25,540)                                                                                                       17,886
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             1,115  $            13,007  $            17,886
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,115  $            13,007  $            17,886
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd)(Note 1):
    AIM V.I. Capital Appreciation Fund, 337 shares
      (Cost $10,676)                                                $             7,176  $                    $
    AIM V.I. International Growth Fund, 45 shares
      (Cost $626)                                                                                        718

  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 1,405 shares
      (Cost $13,510)                                                                                                       14,854
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             7,176                  718  $            14,854
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             7,176  $               718  $            14,854
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                Seligman
                                                                            Total              Small-Cap             Emerging
                                                                            Return               Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Portfolio, 3,298 shares
      (Cost $34,155)                                                $            34,163  $                    $

  Investment in Seligman Portfolios, Inc. (Note 1):
    Seligman Small-Cap Value Portfolio, 143 shares
      (Cost $1,898)                                                                                    2,321

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 19 shares
      (Cost $455)                                                                                                             461
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            34,163  $             2,321  $               461
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            34,163  $             2,321  $               461
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 615 shares
      (Cost $3,796)                                                 $             3,953  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / JP Morgan Small Cap Growth Portfolio, 483 shares
      (Cost $4,533)                                                                                    5,632
    Roszel / Lord Abbett Bond Debenture Portfolio, 114 shares
      (Cost $1,262)                                                                                                         1,308
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Lord Abbett Mid Cap Value Portfolio, 990 shares
      (Cost $9,434)                                                 $            11,118  $                    $
    Roszel / PIMCO Small Cap Value Portfolio, 523 shares
      (Cost $5,548)                                                                                    6,002
    Roszel / Seligman Mid Cap Growth Portfolio, 148 shares
      (Cost $1,517)                                                                                                         1,807
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Trend Portfolio, 328 shares
      (Cost $3,578)                                                 $             4,064  $                    $
    Roszel / Lord Abbett Affiliated Portfolio, 359 shares
      (Cost $3,906)                                                                                    4,344
    Roszel / PIMCO CCM Capital Appreciation Portfolio, 1,034 shares
      (Cost $11,404)                                                                                                       12,232
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               318  $             2,130  $             1,785
 Asset-Based Insurance Charges (Note 6)                                            (612)                (769)                (278)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (294)               1,361                1,507
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  131               (1,105)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  250                4,395
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  381                3,290
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (294)               1,742                4,797
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          33,288                   82                   42
 Contract Owner Withdrawals                                                     (14,684)              (5,101)              (1,516)
 Net Transfers In (Out) (Note 3)                                                (27,855)               8,893                  544
 Contract Charges (Note 6)                                                           (8)                 (15)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,259)               3,859                 (936)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,553)               5,601                3,861
Net Assets, Beginning of Period                                                  45,908               52,672               18,451
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               152  $               125  $               178
 Asset-Based Insurance Charges (Note 6)                                            (501)                (448)                (108)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (349)                (323)                  70
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,949)                 593                 (484)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 12,189               11,188                1,879
 Capital Gain Distributions (Note 2)                                                  0                  156                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 10,240               11,937                1,395
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        9,891               11,614                1,465
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              95                   53                    0
 Contract Owner Withdrawals                                                      (2,132)              (2,466)                (763)
 Net Transfers In (Out) (Note 3)                                                  1,225                 (409)                (354)
 Contract Charges (Note 6)                                                          (13)                 (11)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (825)              (2,833)              (1,120)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           9,066                8,781                  345
Net Assets, Beginning of Period                                                  33,988               30,516                8,066
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               960  $                80  $               810
 Asset-Based Insurance Charges (Note 6)                                            (386)                 (36)                (944)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      574                   44                 (134)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (973)                (724)              (1,535)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  8,799                1,135               21,255
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  7,826                  411               19,720
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,400                  455               19,586
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             177                    0                  144
 Contract Owner Withdrawals                                                      (2,049)                (218)              (4,602)
 Net Transfers In (Out) (Note 3)                                                  4,224                 (291)                 754
 Contract Charges (Note 6)                                                          (12)                  (1)                 (23)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,340                 (510)              (3,727)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          10,740                  (55)              15,859
Net Assets, Beginning of Period                                                  25,503                2,878               65,038
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,539  $                31  $               458
 Asset-Based Insurance Charges (Note 6)                                            (601)                 (20)                (440)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      938                   11                   18
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               342                 (172)                (195)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,836)                 719                8,302
 Capital Gain Distributions (Note 2)                                                966                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (528)                 547                8,107
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          410                  558                8,125
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             136                    0                  118
 Contract Owner Withdrawals                                                      (3,778)                 (43)              (1,638)
 Net Transfers In (Out) (Note 3)                                                (11,783)              (2,207)               5,759
 Contract Charges (Note 6)                                                           (8)                  (1)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (15,433)              (2,251)               4,228
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (15,023)              (1,693)              12,353
Net Assets, Beginning of Period                                                  47,681                1,693               24,666
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            32,658  $                 0  $            37,019
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                53  $                 0  $                25
 Asset-Based Insurance Charges (Note 6)                                             (66)                  (4)                 (67)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (13)                  (4)                 (42)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (897)                (391)                  41
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,329                  472                1,456
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,432                   81                1,497
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,419                   77                1,455
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    0                   64
 Contract Owner Withdrawals                                                        (280)                 (23)                (542)
 Net Transfers In (Out) (Note 3)                                                    (92)                (391)                 584
 Contract Charges (Note 6)                                                           (2)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (372)                (414)                 105
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,047                 (337)               1,560
Net Assets, Beginning of Period                                                   4,840                  337                4,174
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             5,887  $                 0  $             5,734
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                         Fundamental                                Large Cap
                                                                            Growth           International            Growth
                                                                             V.I.              Value V.I.              V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                16  $               636  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (205)                (251)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (189)                 385                  (36)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,392)                (735)                (318)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,439                6,924                1,132
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,047                6,189                  814
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,858                6,574                  778
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              62                   49                   25
 Contract Owner Withdrawals                                                        (970)              (1,227)                (188)
 Net Transfers In (Out) (Note 3)                                                 (5,042)               1,231                  903
 Contract Charges (Note 6)                                                           (2)                  (6)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,952)                  47                  739
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,094)               6,621                1,517
Net Assets, Beginning of Period                                                  17,793               16,913                2,262
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,699  $            23,534  $             3,779
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                           AllianceBernstein    AllianceBernstein
                                                                      AllianceBernstein         Premier             Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                35
 Asset-Based Insurance Charges (Note 6)                                             (22)                (458)                 (55)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (22)                (458)                 (20)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,217)              (2,245)                (342)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,766                9,365                1,296
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    549                7,120                  954
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          527                6,662                  934
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   41                   14
 Contract Owner Withdrawals                                                         (53)              (2,022)                (594)
 Net Transfers In (Out) (Note 3)                                                 (3,234)              (1,637)                (330)
 Contract Charges (Note 6)                                                           (1)                 (17)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,284)              (3,635)                (910)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,757)               3,027                   24
Net Assets, Beginning of Period                                                   2,757               32,795                3,763
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            35,822  $             3,787
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                      AllianceBernstein         Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                74
 Asset-Based Insurance Charges (Note 6)                                              (9)                (166)                (113)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (9)                (166)                 (39)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (74)              (1,502)              (8,377)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    288                4,684                9,693
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    214                3,182                1,316
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          205                3,016                1,277
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   66                    9
 Contract Owner Withdrawals                                                          (4)                (570)                (351)
 Net Transfers In (Out) (Note 3)                                                    666               (1,001)             (11,876)
 Contract Charges (Note 6)                                                            0                   (7)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             662               (1,512)             (12,223)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             867                1,504              (10,946)
Net Assets, Beginning of Period                                                     248               11,503               10,946
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,115  $            13,007  $                 0
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 7  $                50  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (10)                (231)                 (91)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                (181)                 (91)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (166)              (1,462)                (596)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    254                5,240                2,327
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     88                3,778                1,731
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           85                3,597                1,640
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   26                    6
 Contract Owner Withdrawals                                                         (82)                (989)                (369)
 Net Transfers In (Out) (Note 3)                                                 (1,074)              (1,629)                (813)
 Contract Charges (Note 6)                                                            0                   (9)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,156)              (2,601)              (1,180)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,071)                 996                  460
Net Assets, Beginning of Period                                                   1,071               16,890                6,716
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            17,886  $             7,176
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 4  $                76  $               736
 Asset-Based Insurance Charges (Note 6)                                             (12)                (135)                (390)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (8)                 (59)                 346
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (24)                (174)                 475
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    183                2,693                 (291)
 Capital Gain Distributions (Note 2)                                                  0                    0                  217
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    159                2,519                  401
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          151                2,460                  747
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   40                  176
 Contract Owner Withdrawals                                                          (6)                (454)              (2,861)
 Net Transfers In (Out) (Note 3)                                                      9                4,611               17,488
 Contract Charges (Note 6)                                                            0                   (2)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               7                4,195               14,798
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             158                6,655               15,545
Net Assets, Beginning of Period                                                     560                8,199               18,618
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               718  $            14,854  $            34,163
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (45)                  (7)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (45)                  (7)                  (7)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               376                   77                  (48)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    729                   64                  150
 Capital Gain Distributions (Note 2)                                                 25                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,130                  141                  102
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,085                  134                   95
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              51                    3                    0
 Contract Owner Withdrawals                                                        (210)                 (10)                 (22)
 Net Transfers In (Out) (Note 3)                                                 (1,030)                (758)                 (92)
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,189)                (765)                (114)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (104)                (631)                 (19)
Net Assets, Beginning of Period                                                   2,425                  631                  480
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,321  $                 0  $               461
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                26  $                 0  $                26
 Asset-Based Insurance Charges (Note 6)                                             (47)                 (59)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (21)                 (59)                  19
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (104)                 102                   10
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    876                1,354                   40
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    772                1,456                   50
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          751                1,397                   69
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   17
 Contract Owner Withdrawals                                                        (206)                (387)                 (76)
 Net Transfers In (Out) (Note 3)                                                    (64)               1,140                1,125
 Contract Charges (Note 6)                                                           (1)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (271)                 752                1,066
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             480                2,149                1,135
Net Assets, Beginning of Period                                                   3,473                3,483                  173
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                33  $                70  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (166)                 (66)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (133)                   4                  (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,214                  435                   12
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,651                  373                  333
 Capital Gain Distributions (Note 2)                                                  0                  221                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,865                1,029                  345
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,732                1,033                  330
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              74                    6                   24
 Contract Owner Withdrawals                                                        (785)                (449)                 (79)
 Net Transfers In (Out) (Note 3)                                                    551                 (741)                 735
 Contract Charges (Note 6)                                                           (1)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (161)              (1,184)                 680
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,571                 (151)               1,010
Net Assets, Beginning of Period                                                   8,547                6,153                  797
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (20)                 (20)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 (20)                 (37)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20                  126                   27
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    486                  438                  828
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    506                  564                  855
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          486                  544                  818
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    6                    0
 Contract Owner Withdrawals                                                        (109)                (111)                (167)
 Net Transfers In (Out) (Note 3)                                                  3,687                3,905               11,582
 Contract Charges (Note 6)                                                            0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,578                3,800               11,414
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           4,064                4,344               12,232
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               732  $             2,476  $             2,231
 Asset-Based Insurance Charges (Note 6)                                            (701)                (706)                (291)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       31                1,770                1,940
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (64)              (4,478)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                2,399                1,637
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                2,335               (2,841)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           31                4,105                 (901)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          42,656                  229                   50
 Contract Owner Withdrawals                                                     (22,836)              (4,786)              (2,054)
 Net Transfers In (Out) (Note 3)                                                (26,568)               1,998               (2,561)
 Contract Charges (Note 6)                                                           (7)                 (13)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,755)              (2,572)              (4,572)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,724)               1,533               (5,473)
Net Assets, Beginning of Period                                                  52,632               51,139               23,924
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            45,908  $            52,672  $            18,451
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               307  $                 0  $               247
 Asset-Based Insurance Charges (Note 6)                                            (543)                (570)                (130)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (236)                (570)                 117
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,090)              (1,770)                (724)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,621)             (11,907)                (921)
 Capital Gain Distributions (Note 2)                                                  0                2,157                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (7,711)             (11,520)              (1,645)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (7,947)             (12,090)              (1,528)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             221                  169                    0
 Contract Owner Withdrawals                                                      (3,581)              (2,844)                (743)
 Net Transfers In (Out) (Note 3)                                                  1,471               (4,273)                (945)
 Contract Charges (Note 6)                                                          (12)                 (11)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,901)              (6,959)              (1,692)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,848)             (19,049)              (3,220)
Net Assets, Beginning of Period                                                  43,836               49,565               11,286
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            33,988  $            30,516  $             8,066
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               929  $               130
 Asset-Based Insurance Charges (Note 6)                                              (3)                (377)                 (50)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                 552                   80
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               140               (1,496)                (646)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (56)              (1,901)                (394)
 Capital Gain Distributions (Note 2)                                                  0                    0                   88
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     84               (3,397)                (952)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           81               (2,845)                (872)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   49                    0
 Contract Owner Withdrawals                                                         (18)              (1,978)                (752)
 Net Transfers In (Out) (Note 3)                                                   (672)                 503                 (307)
 Contract Charges (Note 6)                                                            0                  (12)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (690)              (1,438)              (1,060)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (609)              (4,283)              (1,932)
Net Assets, Beginning of Period                                                     609               29,786                4,810
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            25,503  $             2,878
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Basic              Government
                                                                             Bond                Value                 Bond
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                19  $               745  $             2,335
 Asset-Based Insurance Charges (Note 6)                                              (9)                (997)                (563)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       10                 (252)               1,772
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (439)              (2,446)                 185
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    422              (14,072)               1,144
 Capital Gain Distributions (Note 2)                                                  0                  767                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (17)             (15,751)               1,329
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (7)             (16,003)               3,101
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  446                  368
 Contract Owner Withdrawals                                                        (220)              (4,480)              (3,705)
 Net Transfers In (Out) (Note 3)                                                 (1,952)               6,387               12,443
 Contract Charges (Note 6)                                                            0                  (22)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,172)               2,331                9,099
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,179)             (13,672)              12,200
Net Assets, Beginning of Period                                                   2,179               78,710               35,481
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            65,038  $            47,681
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Developing             Index                Global
                                                                       Capital Markets            500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 8  $               362  $                 6
 Asset-Based Insurance Charges (Note 6)                                             (28)                (407)                 (83)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 (45)                 (77)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                 (944)              (2,063)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (207)              (7,083)                  29
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (201)              (8,027)              (2,034)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (221)              (8,072)              (2,111)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  315                    8
 Contract Owner Withdrawals                                                         (99)              (1,822)                (479)
 Net Transfers In (Out) (Note 3)                                                   (217)              (1,871)                (763)
 Contract Charges (Note 6)                                                           (1)                 (11)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (317)              (3,389)              (1,237)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (538)             (11,461)              (3,348)
Net Assets, Beginning of Period                                                   2,231               36,127                8,188
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,693  $            24,666  $             4,840
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                22  $                13
 Asset-Based Insurance Charges (Note 6)                                              (7)                 (32)                (175)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                 (10)                (162)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,128)                (108)                (541)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    838                 (383)              (3,233)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (290)                (491)              (3,774)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (297)                (501)              (3,936)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   38                  334
 Contract Owner Withdrawals                                                         (38)                 (93)                (591)
 Net Transfers In (Out) (Note 3)                                                   (344)               3,915                9,272
 Contract Charges (Note 6)                                                            0                   (1)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (382)               3,859                9,014
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (679)               3,358                5,078
Net Assets, Beginning of Period                                                   1,016                  816               12,715
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               337  $             4,174  $            17,793
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                               Large Cap
                                                                        International            Growth         AllianceBernstein
                                                                          Value V.I.              V.I.                Quasar
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               862  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (322)                 (34)                 (73)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      540                  (34)                 (73)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,235)                (289)              (2,149)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,417)                (381)                (162)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,652)                (670)              (2,311)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,112)                (704)              (2,384)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              99                    4                   12
 Contract Owner Withdrawals                                                      (1,429)                (158)                (260)
 Net Transfers In (Out) (Note 3)                                                 (3,892)                 384               (2,483)
 Contract Charges (Note 6)                                                           (7)                  (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,229)                 229               (2,733)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (8,341)                (475)              (5,117)
Net Assets, Beginning of Period                                                  25,254                2,737                7,874
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,913  $             2,262  $             2,757
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                      AllianceBernstein    AllianceBernstein
                                                                           Premier             Growth and       AllianceBernstein
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                23  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (591)                 (68)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (591)                 (45)                 (18)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,562)                (175)                (644)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (14,120)                (762)                (161)
 Capital Gain Distributions (Note 2)                                                  0                  118                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (16,682)                (819)                (805)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (17,273)                (864)                (823)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             234                  149                    3
 Contract Owner Withdrawals                                                      (3,678)                (240)                 (60)
 Net Transfers In (Out) (Note 3)                                                 (5,975)                (351)              (1,209)
 Contract Charges (Note 6)                                                          (20)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,439)                (442)              (1,266)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (26,712)              (1,306)              (2,089)
Net Assets, Beginning of Period                                                  59,507                5,069                2,337
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            32,795  $             3,763  $               248
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                42  $                 6
 Asset-Based Insurance Charges (Note 6)                                            (238)                (200)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (238)                (158)                 (12)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,618)              (2,036)                 (70)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,442)              (2,371)                (215)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (8,060)              (4,407)                (285)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (8,298)              (4,565)                (297)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             130                   44                    1
 Contract Owner Withdrawals                                                      (1,344)              (1,146)                (153)
 Net Transfers In (Out) (Note 3)                                                 (2,022)              (2,476)                 451
 Contract Charges (Note 6)                                                           (8)                  (6)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,244)              (3,584)                 299
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,542)              (8,149)                   2
Net Assets, Beginning of Period                                                  23,045               19,095                1,069
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,503  $            10,946  $             1,071
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                69  $                 0  $                 3
 Asset-Based Insurance Charges (Note 6)                                            (326)                (117)                 (16)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (257)                (117)                 (13)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,210)                (573)                 302
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (7,037)              (1,929)                (167)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (9,247)              (2,502)                 135
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (9,504)              (2,619)                 122
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             275                   94                    5
 Contract Owner Withdrawals                                                      (1,705)                (700)                 (88)
 Net Transfers In (Out) (Note 3)                                                 (6,067)              (1,043)              (3,140)
 Contract Charges (Note 6)                                                          (11)                  (4)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (7,508)              (1,653)              (3,223)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (17,012)              (4,272)              (3,101)
Net Assets, Beginning of Period                                                  33,902               10,988                3,661
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,890  $             6,716  $               560
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                63  $               616  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (118)                (233)                 (92)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (55)                 383                  (92)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (204)                 120                 (629)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,352)                 431               (1,068)
 Capital Gain Distributions (Note 2)                                                  0                  205                   28
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,556)                 756               (1,669)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (1,611)               1,139               (1,761)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             177                  422                  157
 Contract Owner Withdrawals                                                        (292)              (1,236)                (361)
 Net Transfers In (Out) (Note 3)                                                  1,560                7,499               (1,326)
 Contract Charges (Note 6)                                                           (2)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,443                6,685               (1,530)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (168)               7,824               (3,291)
Net Assets, Beginning of Period                                                   8,367               10,794                5,716
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,199  $            18,618  $             2,425
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                25
 Asset-Based Insurance Charges (Note 6)                                             (14)                 (13)                 (47)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (14)                 (11)                 (22)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (227)                (167)                 (50)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (98)                (184)                (777)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (325)                (351)                (827)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (339)                (362)                (849)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              21                   12                  117
 Contract Owner Withdrawals                                                        (109)                 (96)                (128)
 Net Transfers In (Out) (Note 3)                                                    629                  260                1,001
 Contract Charges (Note 6)                                                            0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             541                  176                  989
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             202                 (186)                 140
Net Assets, Beginning of Period                                                     429                  666                3,333
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               631  $               480  $             3,473
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (20)                   0                  (40)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                   2                  (40)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                    0                   44
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (254)                   5                   33
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (248)                   5                   77
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (268)                   7                   37
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                    0                   28
 Contract Owner Withdrawals                                                         (62)                   0                 (126)
 Net Transfers In (Out) (Note 3)                                                  3,803                  166                8,608
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,751                  166                8,510
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,483                  173                8,547
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,483  $               173  $             8,547
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman
                                                                          Small Cap             Mid Cap
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                35  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (22)                  (5)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       13                   (5)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                    8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     81                  (42)
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                     82                  (34)
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           95                  (39)
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               6                    6
 Contract Owner Withdrawals                                                         (73)                 (14)
 Net Transfers In (Out) (Note 3)                                                  6,125                  844
 Contract Charges (Note 6)                                                            0                    0
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           6,058                  836
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           6,153                  797
Net Assets, Beginning of Period                                                       0                    0
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $             6,153  $               797
                                                                    ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-six investment divisions (forty-two during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement Optimizer. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - Sixteen of the investment divisions (eighteen during the year) each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds ") . The investment advisor to Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. The investment divisions are as follows:

                Fund            Retirement   Retirement   Retirement
                                   Plus        Power      Optimizer
      Domestic Money Market     Available    Available    Available
      V.I. Fund
      Core Bond V.I. Fund (4)   Available    Available    Available
      High Current Income V.I.  Available       Not          Not
      Fund                                   Available    Available
      Large Cap Core V.I. Fund  Available       Not          Not
      (3)                                    Available    Available
      Small Cap Value V.I.      Available    Available    Available
      Fund
      American Balanced V.I.    Available       Not          Not
      Fund (2)                               Available    Available
      Global Allocation V.I.    Available       Not          Not
      Fund (6)                               Available    Available
      Utilities and Telecom     Available       Not          Not
      V.I. Fund (2)                          Available    Available
      Basic Value V.I. Fund     Available    Available    Available
      Government Bond V.I.      Available    Available    Available
      Fund
      Index 500 V.I. Fund       Available    Available    Available
      Global Growth V.I. Fund   Available       Not          Not
                                             Available    Available
      Large Cap Value V.I.      Available       Not          Not
      Fund                                   Available    Available


      Fundamental Growth V.I.   Available    Available    Available
      Fund
      International Value V.I.  Available    Available    Available
      Fund (1)
      Large Cap Growth V.I.     Available       Not          Not
      Fund (1),(5)                           Available    Available

1. Effective November 21, 2003, the Merrill Lynch Variable Series Funds, Inc. renamed the investment divisions as follows:
   - The Mercury International Value V.I. Fund was renamed the International Value V.I. Fund.
   - The Merrill Lynch Large Cap Growth V.I. Fund was renamed the Large Cap Growth V.I. Fund.
2. Prior to the periods included in these financial statements, the American Balanced V.I. Fund and Utilities & Telecommunications V.I. Fund were closed to allocations of premiums and contract value.
3.    Following  the close of business on April  30,  2002,  the
      Natural Resources Focus Fund was liquidated and substituted into the Large Cap Core V.I. Fund.
4. Following the close of business on April 30, 2002, the Global Bond Focus Fund was liquidated and substituted into the Core Bond V.I. Fund.
5. Following the close of business on November 21, 2003, the Focus Twenty V.I. Fund was liquidated and substituted into the Large Cap Growth V.I. Fund.
6. Following the close of business on November 21, 2003, the Developing Capital Markets V.I. Fund was liquidated and substituted into the Global Allocation V.I. Fund.

   - AllianceBernstein Variable Products Series Fund, Inc. - Three of the investment divisions (four during the year) each invest in the shares of a single mutual fund portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"). The investment advisor to AllianceBernstein is AllianceBernstein Capital Management , L.P. Effective March 31, 2003 the Premier Growth Portfolio was renamed the AllianceBerstein Premier Growth Portfolio, the Growth and Income Portfolio was renamed the AllianceBerstein Growth and Income Portfolio, and the Technology Portfolio was renamed the AllianceBernstein Technology Portfolio.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       AllianceBernstein     Available    Available    Available
       Premier Growth
       Portfolio
       AllianceBernstein        Not       Available    Available
       Growth and Income     Available
       Portfolio
       AllianceBernstein     Available       Not          Not
       Technology                         Available    Available
       Portfolio


   - MFS Variable Insurance Trust - One of the investment divisions (three during the year) invests in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS"). The investment advisor to MFS is Massachusetts Financial Services Company.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series

   - AIM Variable Insurance Funds - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds("AIM").
      The investment advisor to AIM is AIM Advisors, Inc.

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

   - Davis Variable Account Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc.
      ("Davis").  The  investment  advisor  to  Davis  is  Davis
      Selected Advisers, L.P.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   - PIMCO Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ("PIMCO"). The investment advisor to PIMCO is Pacific Investment Management Company.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - Seligman Portfolios , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available


   - Van Kampen Life Investment Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available

   - American Century Variable Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios , Inc. ("American Century") . The investment advisor to American Century is American Century Investment Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available

   - MLIG Variable Insurance Trust - Eight of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisors, LLC, an indirect subsidiary of Merrill Lynch & Co.

                     Fund               Retirement  Retirement  Retirement
                                           Plus        Power    Optimizer
      Roszel / J P Morgan Small Cap      Available   Available  Available
      Growth Porfolio
      Roszel / Lord Abbett Bond             Not     Available  Available
      Debenture Portfolio                Available
      Roszel / Lord Abbett Mid Cap Value Available  Available  Available
      Portfolio
      Roszel / PIMCO Small Cap Value     Available  Available  Available
      Portfolio
      Roszel / Seligman Mid Cap Growth   Available  Available  Available
      Portfolio
      Roszel / Delaware Trend Portfolio  Available  Available  Available
      (1),(2)
      Roszel / Lord Abbett Affiliated    Available  Available  Available
      Portfolio (1)
      Roszel / PIMCO CCM Capital         Available  Available  Available
      Appreciation Portfolio (1),(3)

1. The Roszel / Delaware Trend Portfolio, Roszel / Lord Abbett Affiliated Portfolio, and Roszel / PIMCO CCM Capital Appreciation Portfolio commenced operations on May 1, 2003.
2. Following the close of business on November 21, 2003, the AllianceBernstein Quasar Portfolio and Delaware VIP Trend Series were liquidated and substituted into the Roszel / Delaware Trend Portfolio.


3. Following the close of business on November 21, 2003, the MFS Research Series and MFS Investor Trust Series were liquidated and substituted into the Roszel / PIMCO CCM
      Capital Appreciation Portfolio.

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without  regard  to  the  guaranteed  minimum death benefits
   ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.


   The  operations  of Separate Account A are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3.   NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Domestic Money Market V.I. Fund investment division of ML of New York Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.


4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $            55,693  $            65,246
Core Bond V.I. Fund                                                              20,402               15,182
High Current Income V.I. Fund                                                     3,060                2,489
Large Cap Core V.I. Fund                                                          2,169                3,343
Small Cap Value V.I. Fund                                                         2,651                5,651
American Balanced V.I. Fund                                                         177                1,227
Global Allocation V.I. Fund                                                       5,711                2,797
Utilities and Telecommunications V.I. Fund                                           79                  545
Basic Value V.I. Fund                                                             4,852                8,713
Government Bond V.I. Fund                                                         7,733               21,262
Developing Capital Markets V.I. Fund                                                 31                2,271
Index 500 V.I. Fund                                                              11,616                7,370
Global Growth V.I. Fund                                                             460                  845
Focus Twenty V.I. Fund                                                                2                  420
Large Cap Value V.I. Fund                                                         1,753                1,690
Fundamental Growth V.I. Fund                                                      4,166               10,307
International Value V.I. Fund                                                    32,971               32,539
Large Cap Growth V.I. Fund                                                        5,532                4,829
AllianceBernstein Quasar Portfolio                                                   25                3,331
AllianceBernstein Premier Growth Portfolio                                        1,817                5,910
AllianceBernstein Growth and Income Portfolio                                       518                1,448
AllianceBernstein Technology Portfolio                                              965                  312
MFS Emerging Growth Series                                                          488                2,166
MFS Research Series                                                                 117               12,379
MFS Investors Trust Series                                                           29                1,188
AIM V.I. Premier Equity Fund                                                        142                2,924
AIM V.I. Capital Appreciation Fund                                                  180                1,451
AIM V.I. International Growth Fund                                                9,092                9,093
Davis Value Portfolio                                                             5,683                1,547
Total Return Portfolio                                                           29,704               14,343
Seligman Small-Cap Value Portfolio                                                1,805                3,014
Delaware VIP Trend Series                                                            90                  862
Emerging Growth Portfolio                                                            24                  145
VP International Fund                                                               330                  622
Roszel / JP Morgan Small Cap Growth Portfolio                                     1,495                  802
Roszel / Lord Abbett Bond Debenture Portfolio                                     1,210                  125
Roszel / Lord Abbett Mid Cap Value Portfolio                                      6,323                6,617
Roszel / PIMCO Small Cap Value Portfolio                                          4,665                5,624
Roszel / Seligman Mid Cap Growth Portfolio                                          815                  150
Roszel / Delaware Trend Portfolio                                                 3,724                  166
Roszel / Lord Abbett Affiliated Portfolio                                         4,960                1,180
Roszel / PIMCO CCM Capital Appreciation Portfolio                                11,640                  263
                                                                    -------------------- --------------------
                                                                    $           244,899  $           262,388
                                                                    ==================== ====================


5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents the  dividends, excluding the distributions of capital gains,  received by the investment division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a prospective basis and is presented for the years 2003, 2002 and 2001. The expense ratio represents the annualized contract expenses of the  separate account, consisting primarily of mortality and expense charges,  for each period  indicated. The ratios  include only those expenses that  result in a direct reduction  to unit values. Charges  made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(In thousands, except unit values)

Domestic Money Market V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,826 $     9.92 $    13.68 $     36,355      0.73 %      1.35 %    1.59 %     -0.86 %    -0.67 %
    2002            3,570      10.01      13.77       45,908      1.47        1.35      1.59       -0.12       0.07
    2001            4,171      10.01      13.75       52,632      3.64        1.35      1.59        0.09       2.45
    2000            2,467      13.41      13.41       33,085                  1.35      1.35        4.38       4.58
    1999            2,623      12.82      12.82       33,625                  1.35      1.35        3.39       3.39

Core Bond V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,423 $    10.83 $    18.79 $     58,273      3.78 %      1.35 %    1.59 %      3.11 %     3.30 %
    2002            2,910      10.50      18.18       52,672      4.74        1.35      1.59        7.84       8.05
    2001            3,040      16.82      16.82       51,139      5.53        1.35      1.35        5.14       5.14
    2000            2,565      15.98      15.98       40,995                  1.35      1.35        8.43       8.43
    1999            2,879      14.72      14.72       42,373                  1.35      1.35       -3.76      -3.76



5. UNIT VALUES (Continued)

High Current Income V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,141 $    19.55 $    19.55 $     22,312      8.67 %      1.35 %    1.35 %     26.33 %    26.33 %
    2002            1,193      15.47      15.47       18,451     10.35        1.35      1.35       -2.83      -2.83
    2001            1,503      15.91      15.91       23,924     10.67        1.35      1.35        2.51       2.51
    2000            1,727      15.51      15.51       26,788                  1.35      1.35       -8.42      -8.42
    1999            1,879      16.92      16.92       31,785                  1.35      1.35        4.43       4.43

Large Cap Core V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,726 $    24.95 $    24.95 $     43,054      0.41 %      1.35 %    1.35 %     29.70 %    29.70 %
    2002            1,768      19.23      19.23       33,988      0.76        1.35      1.35      -18.14     -18.14
    2001            1,867      23.47      23.47       43,836      0.70        1.35      1.35       -8.73      -8.73
    2000            2,051      25.70      25.70       52,720                  1.35      1.35      -11.15     -11.15
    1999            2,191      28.89      28.89       63,309                  1.35      1.35       29.54      29.54

Small Cap Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,258 $    12.06 $    31.46 $     39,297      0.38 %      1.35 %    1.59 %     40.66 %    40.93 %
    2002            1,385       8.57      22.31       30,516      0.00        1.35      1.59      -24.96     -24.82
    2001            1,671      29.66      29.66       49,565      4.67        1.35      1.35       28.00      28.00
    2000            1,718      23.15      23.15       39,763                  1.35      1.35       13.10      13.10
    1999            1,677      20.45      20.45       34,303                  1.35      1.35       32.22      32.22



5. UNIT VALUES (Continued)

American Balanced V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              463 $    18.19 $    18.19 $      8,411      2.23 %      1.35 %    1.35 %     19.86 %    19.86 %
    2002              532      15.16      15.16        8,066      2.57        1.35      1.35      -14.88     -14.88
    2001              634      17.81      17.81       11,286      2.55        1.35      1.35       -8.73      -8.73
    2000              587      19.49      19.49       11,433                  1.35      1.35       -3.09      -3.09
    1999              703      20.09      20.09       14,129                  1.35      1.35        7.16       7.16

Natural Resources Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2001               40      15.29      15.29          609      0.14        1.35      1.35      -12.28     -12.28
    2000               49      17.42      17.42          849                  1.35      1.35       37.17      37.17
    1999               53      12.68      12.68          676                  1.35      1.35       24.94      24.94

Global Allocation V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,842 $    19.68 $    19.68 $     36,243      3.36 %      1.35 %    1.35 %     32.82 %    32.82 %
    2002            1,722      14.81      14.81       25,503      3.32        1.35      1.35       -9.42      -9.42
    2001            1,822      16.34      16.34       29,786      1.39        1.35      1.35      -10.18     -10.18
    2000            2,084      18.18      18.18       37,885                  1.35      1.35      -10.92     -10.92
    1999            2,343      20.38      20.38       47,752                  1.35      1.35       19.63      19.63



5. UNIT VALUES (Continued)

Utilities and Telecommunications V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              165 $    17.12 $    17.12 $      2,823      3.00 %      1.35 %    1.35 %     18.52 %    18.52 %
    2002              199      14.44      14.44        2,878      3.41        1.35      1.35      -19.90     -19.90
    2001              267      18.01      18.01        4,810      4.59        1.35      1.35      -15.26     -15.26
    2000              308      21.24      21.24        6,538                  1.35      1.35       -4.11      -4.11
    1999              356      22.12      22.12        7,864                  1.35      1.35       11.01      11.01

International Equity Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2000              677      13.20      13.20        8,937                  1.35      1.35      -18.47     -18.47
    1999              765      16.18      16.18       12,374                  1.35      1.35       35.65      35.65

Global Bond Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2001              186      11.68      11.68        2,179      3.46        1.35      1.35       -4.60      -4.60
    2000              220      12.23      12.23        2,691                  1.35      1.35       -1.07      -1.07
    1999              267      12.35      12.35        3,297                  1.35      1.35       -9.50      -9.50



5. UNIT VALUES (Continued)

Basic Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,040 $    11.90 $    30.31 $     80,897      1.18 %      1.35 %    1.59 %     31.13 %    31.38 %
    2002            3,157       9.08      23.06       65,038      1.02        1.35      1.59      -19.07     -18.91
    2001            2,969      11.21      28.42       78,710      4.11        1.35      1.59        2.60      14.13
    2000            2,529      27.63      27.63       69,878                  1.35      1.59        9.29      11.03
    1999            2,506      24.86      24.86       62,297                  1.35      1.35       19.37      19.37

Government Bond V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,114 $    10.73 $    16.40 $     32,658      3.62 %      1.35 %    1.59 %      0.46 %     0.65 %
    2002            3,289      10.67      16.29       47,681      5.86        1.35      1.59        8.05       8.25
    2001            2,559       9.87      15.04       35,481      5.50        1.35      1.59       -1.26       5.48
    2000            1,643      14.24      14.24       23,396                  1.35      1.35        9.90       9.90
    1999            1,843      12.95      12.95       23,861                  1.35      1.35       -3.21      -3.21

Developing Capital Markets V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              259       6.54       6.54        1,693      0.39        1.35      1.35      -11.49     -11.49
    2001              302       7.38       7.38        2,231      0.89        1.35      1.35        0.00       0.00
    2000              340       7.37       7.37        2,506                  1.35      1.35      -29.72     -29.72
    1999              556      10.48      10.48        5,827                  1.35      1.35       63.14      63.14



5. UNIT VALUES (Continued)

Index 500 V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,018 $     7.25 $    14.95 $     37,019      1.46 %      1.35 %    1.59 %     26.12 %    26.36 %
    2002            2,261       5.75      11.82       24,666      1.22        1.35      1.59      -23.63     -23.48
    2001            2,574       7.53      15.44       36,127      0.97        1.35      1.59      -13.67       7.00
    2000            2,205      17.85      17.85       39,355                  1.35      1.35      -10.67     -10.67
    1999            2,180      19.96      19.96       43,515                  1.35      1.35       18.77      18.77

Global Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              670 $     8.79 $     8.79 $      5,887      1.08 %      1.35 %    1.35 %     31.70 %    31.70 %
    2002              726       6.67       6.67        4,840      0.11        1.35      1.35      -28.74     -28.74
    2001              875       9.35       9.35        8,188      0.59        1.35      1.35      -24.15     -24.15
    2000            1,423      12.32      12.32       17,529                  1.35      1.35      -16.22     -16.22
    1999              796      14.69      14.69       11,698                  1.35      1.35       36.70      36.70


Balanced Capital Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2000              190      10.82      10.82        2,054                  1.35      1.35        4.90       4.90
    1999              165      10.30      10.30        1,704                  1.35      1.35        6.30       6.30



5. UNIT VALUES (Continued)

Focus Twenty V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              246       1.37       1.37          337      0.00        1.35      1.35      -39.81     -39.81
    2001              448       2.27       2.27        1,016      0.00        1.35      1.35      -69.69     -69.69
    2000              730       7.47       7.47        5,454                  1.35      1.35      -25.35     -25.35

Large Cap Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              512 $    11.20 $    11.20 $      5,734      0.50 %      1.35 %    1.35 %     32.12 %    32.12 %
    2002              492       8.48       8.48        4,174      0.93        1.35      1.35      -13.83     -13.83
    2001               83       9.83       9.83          816      2.03        1.35      1.35       -1.78      -1.78

Fundamental Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,900 $     6.64 $     9.50 $     14,699      0.11 %      1.35 %    1.59 %     25.97 %    26.20 %
    2002            3,039       5.27       7.54       17,793      0.11        1.35      1.59      -28.66     -28.52
    2001            1,583       7.38      10.56       12,715      1.47        1.35      1.59      -19.42       5.60



5. UNIT VALUES (Continued)

International Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,951 $    10.90 $    12.75 $     23,534      3.47 %      1.35 %    1.59 %     40.00 %    40.26 %
    2002            1,962       7.78       9.10       16,913      3.69        1.35      1.59      -12.94     -12.77
    2001            2,563       8.94      10.45       25,254      4.78        1.35      1.59      -14.29       4.49
    2000            2,132      11.56      11.56       24,649                  1.35      1.35        1.39       1.39
    1999            1,805      11.39      11.39       20,558                  1.35      1.35       19.93      19.93


Large Cap Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              425 $     8.88 $     8.88 $      3,779      0.00 %      1.35 %    1.35 %     32.15 %    32.15 %
    2002              337       6.72       6.72        2,262      0.00        1.35      1.35      -24.46     -24.46
    2001              308       8.89       8.89        2,737      0.04        1.35      1.35      -10.64     -10.64
    2000              284       9.94       9.94        2,823                  1.35      1.35      -17.15     -17.15
    1999               76      11.98      11.98          906                  1.35      1.35       39.80      39.80

2000 ML Select Ten V.I. Trust
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                                               Division matured during the year
    2000              290 $    10.67 $    10.67 $      3,089                  1.35 %    1.35 %     13.54 %    13.54 %



5. UNIT VALUES (Continued)

1999 ML Select Ten V.I. Trust
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                                                  Division was not available
    2000                                               Division matured during the year
    1999              574 $     9.39 $     9.39 $      5,386                  1.35 %    1.35 %     -7.34 %    -7.34 %

AllianceBernstein Quasar Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              519       5.31       5.31        2,757      0.00        1.35      1.35      -32.72     -32.72
    2001              998       7.89       7.89        7,874      3.46        1.35      1.35      -14.02     -14.02
    2000            1,111       9.17       9.17       10,190                  1.35      1.35       -7.44      -7.44
    1999              519       9.90       9.90        5,136                  1.35      1.35       15.39      15.39

AllianceBernstein Premier Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,705 $     5.22 $    14.13 $     35,822      0.00 %      1.35 %    1.59 %     21.72 %    21.95 %
    2002            3,016       4.29      11.58       32,795      0.00        1.35      1.59      -31.74     -31.61
    2001            3,674       6.29      16.92       59,507      5.41        1.35      1.59      -18.52       8.66
    2000            3,799      20.72      20.72       78,717                  1.35      1.35      -17.78     -17.78
    1999            3,581      25.17      25.17       90,143                  1.35      1.35       30.41      30.41



5. UNIT VALUES (Continued)

AllianceBernstein Growth and Income Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              356 $    10.62 $    10.66 $      3,787      1.01 %      1.55 %    1.59 %     30.42 %    30.47 %
    2002              461       8.14       8.18        3,763      0.54        1.55      1.59      -23.28     -23.25
    2001              475      10.61      10.66        5,069      1.49        1.55      1.59       -1.24       6.09

AllianceBernstein Technology Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              169 $     6.61 $     6.61 $      1,115      0.00 %      1.35 %    1.35 %     42.08 %    42.08 %
    2002               53       4.65       4.65          248      0.00        1.35      1.35      -42.52     -42.52
    2001              289       8.09       8.09        2,337      0.00        1.35      1.35      -19.18     -19.18

MFS Emerging Growth Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,242 $     4.20 $    11.93 $     13,007      0.00 %      1.35 %    1.59 %     28.18 %    28.42 %
    2002            1,393       3.28       9.28       11,503      0.00        1.35      1.59      -34.81     -34.68
    2001            1,760       5.03      14.21       23,045      0.00        1.35      1.59      -34.54      14.69
    2000            1,856      21.65      21.65       40,193                  1.35      1.35      -20.76     -20.76
    1999            1,525      27.30      27.30       41,631                  1.35      1.35       74.17      74.17



5. UNIT VALUES (Continued)

MFS Research Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002            1,131       9.67       9.67       10,946      0.28        1.35      1.35      -25.59     -25.59
    2001            1,469      12.99      12.99       19,095      1.20        1.35      1.35      -22.39     -22.39
    2000            1,666      16.73      16.73       27,877                  1.35      1.35       -6.22      -6.22
    1999            1,278      17.82      17.82       22,776                  1.35      1.35       22.26      22.26

MFS Investors Trust Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              164       6.20       8.14        1,071      0.53        1.55      1.59      -22.21     -22.18
    2001              134       7.98      10.46        1,069      0.00        1.55      1.59      -17.29       4.64

AIM V.I. Premier Equity Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,438 $     5.66 $    12.93 $     17,886      0.29 %      1.35 %    1.59 %     23.11 %    23.34 %
    2002            1,665       4.59      10.48       16,890      0.29        1.35      1.59      -31.36     -31.23
    2001            2,276       6.69      15.22       33,902      0.12        1.35      1.59      -13.95       6.02
    2000            2,338      17.65      17.65       41,259                  1.35      1.35      -15.87     -15.87
    1999            2,198      20.96      20.96       46,076                  1.35      1.35       28.03      28.03



5. UNIT VALUES (Continued)

AIM V.I. Capital Appreciation Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              600 $    11.96 $    11.96 $      7,176      0.00 %      1.35 %    1.35 %     27.72 %    27.72 %
    2002              717       9.36       9.36        6,716      0.00        1.35      1.35      -25.41     -25.41
    2001              876      12.54      12.54       10,988      0.00        1.35      1.35      -24.39     -24.39
    2000            1,018      16.57      16.57       16,870                  1.35      1.35      -12.19     -12.19
    1999              742      18.86      18.86       13,990                  1.35      1.35       42.53      42.53

AIM V.I. International Growth Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              108 $     6.02 $    10.76 $        718      0.53 %      1.55 %    1.59 %     27.03 %    27.08 %
    2002              113       4.74       8.47          560      0.30        1.55      1.59      -17.01     -16.97
    2001              641       5.71      10.20        3,661     11.13        1.55      1.59      -24.75       1.99

Davis Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,545 $     9.01 $    11.33 $     14,854      0.81 %      1.35 %    1.59 %     27.71 %    27.95 %
    2002            1,098       7.05       8.87        8,199      0.76        1.35      1.59      -17.58     -17.43
    2001              925       8.56      10.76        8,367      1.82        1.35      1.59      -11.82       7.56



5. UNIT VALUES (Continued)

Total Return Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,924 $    10.89 $    12.69 $     34,163      2.80 %      1.35 %    1.59 %      3.39 %     3.58 %
    2002            1,646      10.51      12.27       18,618      4.06        1.35      1.59        7.37       7.57
    2001              946       9.93      11.43       10,794      8.73        1.55      1.59       -0.71       6.67

Seligman Small-Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              136 $    14.74 $    18.14 $      2,321      0.00 %      1.55 %    1.59 %     47.58 %    47.64 %
    2002              205       9.98      12.29        2,425      0.00        1.55      1.59      -16.71     -16.67
    2001              389      11.98      14.75        5,716      0.65        1.55      1.59       19.78      21.56

Delaware VIP Trend Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002               96       5.33       9.26          631      0.00        1.55      1.59      -21.20     -21.17
    2001               63       6.77      11.74          429      0.00        1.55      1.59      -16.68      17.41



5. UNIT VALUES (Continued)

Emerging Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              103 $     4.35 $     8.88 $        461      0.00 %      1.55 %    1.59 %     25.34 %    25.39 %
    2002              137       3.47       7.09          480      0.24        1.55      1.59      -33.55     -33.53
    2001              125       5.22      10.66          666      0.00        1.55      1.59      -32.58       6.58

VP International Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              506 $     7.82 $     7.82 $      3,953      0.75 %      1.35 %    1.35 %     22.78 %    22.78 %
    2002              546       6.37       6.37        3,473      0.72        1.35      1.35      -21.48     -21.48
    2001              411       8.10       8.10        3,333      0.00        1.35      1.35      -19.06     -19.06

Roszel / JP Morgan Small Cap Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              493 $    11.38 $    11.42 $      5,632      0.00 %      1.35 %    1.59 %     34.90 %    35.16 %
    2002              412       8.43       8.44        3,483      0.00        1.35      1.59      -15.68     -15.62



5. UNIT VALUES (Continued)

Roszel / Lord Abbett Bond Debenture Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              108 $    12.08 $    12.09 $      1,308      5.82 %      1.55 %    1.59 %     15.17 %    15.22 %
    2002               16      10.49      10.49          173      0.00        1.55      1.59        4.90       4.92

Roszel / Lord Abbett Mid Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,008 $    11.00 $    11.04 $     11,118      0.29 %      1.35 %    1.59 %     22.78 %    23.01 %
    2002              953       8.96       8.97        8,547      0.00        1.35      1.59      -10.42     -10.35

Roszel / PIMCO Small Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              491 $    12.21 $    12.26 $      6,002      1.55 %      1.35 %    1.59 %     31.09 %    31.34 %
    2002              661       9.32       9.33        6,153      2.37        1.35      1.59       -6.84      -6.78



5. UNIT VALUES (Continued)

Roszel / Seligman Mid Cap Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              151 $    11.95 $    11.99 $      1,807      0.00 %      1.35 %    1.59 %     31.23 %    31.48 %
    2002               88       9.11       9.12          797      0.00        1.35      1.59       -8.93      -8.87

Roszel / Delaware Trend Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              331 $    12.26 $    12.28 $      4,064      0.00 %      1.35 %    1.59 %     22.59 %    22.73 %

Roszel / Lord Abbett Affiliated Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              362 $    11.98 $    12.00 $      4,344      0.00 %      1.35 %    1.59 %     19.82 %    19.95 %

Roszel / PIMCO CCM Capital Appreciation Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,043 $    11.71 $    11.72 $     12,232      0.00 %      1.35 %    1.59 %     17.05 %    17.18 %



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.25% per day
  Administration charge                       Daily - reduction of unit values        1/365 of 0.10% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer   after   the  sixth
                                                                                      transfer in a contract year

  Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.59% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



6. CHARGES AND FEES (Continued)

  Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.55% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Contingent    deferred    sales             Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 and 2002 were as follows:



                                      Domestic             Core               High              Large            Small Cap
                                       Money               Bond             Current            Cap Core            Value
                                       Market              V.I.              Income              V.I.               V.I.
                                      V.I Fund             Fund             V.I Fund             Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               4,171              3,040              1,503              1,867              1,671
Activity during 2002:
     Issued                                  9,531                469                 88                137                650
     Redeemed                              (10,132)              (599)              (398)              (236)              (936)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             3,570              2,910              1,193              1,768              1,385
Activity during 2003:
     Issued                                  4,931              1,579                 77                103                146
     Redeemed                               (5,675)            (1,066)              (129)              (145)              (273)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             2,826              3,423              1,141              1,726              1,258
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                      American           Natural            Global          Utilities and          Global
                                      Balanced          Resources          Allocation          Telecom              Bond
                                        V.I.              Focus               V.I.               V.I.              Focus
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 634                 40              1,822                267                186
Activity during 2002:
     Issued                                      0                  0                132                  2                  0
     Redeemed                                 (102)               (40)              (232)               (70)              (186)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               532                  0              1,722                199                  0
Activity during 2003:
     Issued                                      0                  0                275                  0                  0
     Redeemed                                  (69)                 0               (155)               (34)                 0
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               463                  0              1,842                165                  0
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                       Basic            Government         Developing           Index              Global
                                       Value               Bond         Capital Markets          500               Growth
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               2,969              2,559                302              2,574                875
Activity during 2002:
     Issued                                    654              1,575                  0                420                 93
     Redeemed                                 (466)              (845)               (43)              (733)              (242)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             3,157              3,289                259              2,261                726
Activity during 2003:
     Issued                                    307                397                  0              1,564                 54
     Redeemed                                 (424)            (1,572)              (259)              (807)              (110)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             3,040              2,114                  0              3,018                670
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                       Focus            Large Cap         Fundamental                            Large Cap
                                       Twenty             Value              Growth         International          Growth
                                        V.I.               V.I.               V.I.            Value V.I.            V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 448                 83              1,583              2,563                308
Activity during 2002:
     Issued                                      2                522              4,896                336                106
     Redeemed                                 (204)              (113)            (3,440)              (937)               (77)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               246                492              3,039              1,962                337
Activity during 2003:
     Issued                                      1                190                652              1,463                235
     Redeemed                                 (247)              (170)            (1,791)            (1,474)              (147)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0                512              1,900              1,951                425
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                    AllianceBernstein  AllianceBernstein                            MFS
                                 AllianceBernstein       Premier           Growth and     AllianceBernstein       Emerging
                                       Quasar             Growth             Income           Technology           Growth
                                     Portfolio          Portfolio          Portfolio          Portfolio            Series
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 998              3,674                475                289              1,760
Activity during 2002:
     Issued                                     51                148                320                 40                751
     Redeemed                                 (530)              (806)              (334)              (276)            (1,118)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               519              3,016                461                 53              1,393
Activity during 2003:
     Issued                                      5                287                 55                176                 56
     Redeemed                                 (524)              (598)              (160)               (60)              (207)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0              2,705                356                169              1,242
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                           MFS             AIM V.I.           AIM V.I.           AIM V.I.
                                        MFS             Investors           Premier            Capital         International
                                      Research            Trust              Equity          Appreciation          Growth
                                       Series             Series              Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               1,469                134              2,276                876                641
Activity during 2002:
     Issued                                     47                 60                 60                 43              6,178
     Redeemed                                 (385)               (30)              (671)              (202)            (6,706)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             1,131                164              1,665                717                113
Activity during 2003:
     Issued                                      5                  3                 16                 19              1,894
     Redeemed                               (1,136)              (167)              (243)              (136)            (1,899)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0                  0              1,438                600                108
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                                            Seligman           Delaware
                                       Davis              Total            Small-Cap             VIP              Emerging
                                       Value              Return             Value              Trend              Growth
                                     Portfolio          Portfolio          Portfolio            Series           Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 925                946                389                 63                125
Activity during 2002:
     Issued                                    309              1,520                313                188                161
     Redeemed                                 (136)              (820)              (497)              (155)              (149)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             1,098              1,646                205                 96                137
Activity during 2003:
     Issued                                    627              2,457                129                 10                  4
     Redeemed                                 (180)            (1,179)              (198)              (106)               (38)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             1,545              2,924                136                  0                103
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                        Roszel /           Roszel /           Roszel /           Roszel /
                                                        JP Morgan         Lord Abbett        Lord Abbett           PIMCO
                                         VP             Small Cap             Bond             Mid Cap           Small Cap
                                   International          Growth           Debenture            Value              Value
                                        Fund            Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 411                  0                  0                  0                  0
Activity during 2002:
     Issued                                    179                489                 21              1,068                684
     Redeemed                                  (44)               (77)                (5)              (115)               (23)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               546                412                 16                953                661
Activity during 2003:
     Issued                                     46                157                103                684                398
     Redeemed                                  (86)               (76)               (11)              (629)              (568)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               506                493                108              1,008                491
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                     Roszel /                              Roszel /           Roszel /
                                      Seligman          Roszel /              Lord              PIMCO
                                      Mid Cap            Delaware            Abbett          CCM Capital
                                       Growth             Trend            Affiliated        Appreciation
                                     Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                   0                  0                  0                  0
Activity during 2002:
     Issued                                    104                  0                  0                  0
     Redeemed                                  (16)                 0                  0                  0
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                88                  0                  0                  0
Activity during 2003:
     Issued                                     77                344                460              1,064
     Redeemed                                  (14)               (13)               (98)               (21)
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               151                331                362              1,043
                                 ================== ================== ================== ==================

INDEPENDENT AUDITORS' REPORT


The Board of Directors of
ML Life Insurance Company of New York:


We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche, LLP
New York, New York


March 1, 2004

--------------------------------------------------------------------------------

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)
--------------------------------------------------------------------------------

ASSETS                                                                                             2003                 2002
--------------------------------------------------------------------------------------     -----------------    ------------------
INVESTMENTS:
   Fixed maturity securities, at estimated fair value (amortized cost: 2003 - $177,770;
      2002 - $161,708)                                                                     $         182,182    $          165,467
   Equity securities, at estimated fair value (cost: 2003 - $0; 2002 - $5,896)                            --                 5,625
   Policy loans on insurance contracts                                                                80,992                86,603
                                                                                           -----------------    ------------------
      Total Investments                                                                              263,174               257,695
CASH AND CASH EQUIVALENTS                                                                             12,338                23,092
ACCRUED INVESTMENT INCOME                                                                              4,332                 4,845
DEFERRED POLICY ACQUISITION COSTS                                                                     25,035                27,522
FEDERAL INCOME TAXES -- CURRENT                                                                           --                 1,504
OTHER ASSETS                                                                                           3,648                 4,143
SEPARATE ACCOUNTS ASSETS                                                                             943,233               810,384
                                                                                           -----------------    ------------------
TOTAL ASSETS                                                                               $       1,251,760    $        1,129,185
                                                                                           =================    ==================

                                                                     (Continued)
See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)
--------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                                                             2003                 2002
---------------------------------------------------------------------------------          -----------------    ------------------
LIABILITIES:
   POLICYHOLDER LIABILITIES AND ACCRUALS:
      Policyholders' account balances                                                      $         216,197    $          232,908
      Claims and claims settlement expenses                                                            4,071                 3,289
                                                                                           -----------------    ------------------
         Total policyholder liabilities and accruals                                                 220,268               236,197
   OTHER POLICYHOLDER FUNDS                                                                            2,114                   787
   FEDERAL INCOME TAXES -- DEFERRED                                                                    4,698                 6,890
   FEDERAL INCOME TAXES -- CURRENT                                                                     1,092                    --
   AFFILIATED PAYABLES -- NET                                                                          2,460                 2,103
   OTHER LIABILITIES                                                                                      28                   498
   SEPARATE ACCOUNTS LIABILITIES                                                                     943,233               810,384
                                                                                           -----------------    ------------------
         Total Liabilities                                                                         1,173,893             1,056,859
                                                                                           -----------------    ------------------
STOCKHOLDER'S EQUITY:
   Common stock, $10 par value - 220,000 shares authorized, issued and outstanding                     2,200                 2,200
   Additional paid-in capital                                                                         52,310                52,310
   Retained earnings                                                                                  22,006                17,627
   Accumulated other comprehensive income                                                              1,351                   189
                                                                                           -----------------    ------------------
         Total Stockholder's Equity                                                                   77,867                72,326
                                                                                           -----------------    ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                                 $       1,251,760    $        1,129,185
                                                                                           =================    ==================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 (Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                        2003             2002             2001
                                                                                    -------------    -------------    -------------
REVENUES:
   Policy charge revenue                                                            $      16,388    $      17,963    $      18,723
   Net investment income                                                                   12,775           14,583           15,870
   Net realized investment gains (losses)                                                     633          (3,158)          (2,477)
                                                                                    -------------    -------------    -------------
      Total Revenues                                                                       29,796           29,388           32,116
                                                                                    -------------    -------------    -------------
BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                                     9,756           10,610           10,925
   Policy benefits (net of reinsurance recoveries: 2003 - $705; 2002 - $959;
     2001 - $648)                                                                           4,027            4,486            3,050
   Reinsurance premium ceded                                                                1,577            1,748            1,947
   Amortization of deferred policy acquisition costs                                        4,810            5,467            3,500
   Insurance expenses and taxes                                                             3,552            3,336            4,820
                                                                                    -------------    -------------    -------------
      Total Benefits and Expenses                                                          23,722           25,647           24,242
                                                                                    -------------    -------------    -------------
      Net Earnings Before Federal Income Tax Provision                                      6,074            3,741            7,874
                                                                                    -------------    -------------    -------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                                  4,513          (2,833)            1,243
   Deferred                                                                               (2,818)            3,423            2,302
                                                                                    -------------    -------------    -------------
      Total Federal Income Tax Provision                                                    1,695              590            3,545
                                                                                    -------------    -------------    -------------
NET EARNINGS                                                                        $       4,379    $       3,151    $       4,329
                                                                                    =============    =============    =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                          2003          2002            2001
                                                                                      -----------    ----------    -------------
NET EARNINGS                                                                          $     4,379    $    3,151    $       4,329
                                                                                      -----------    ----------    -------------
OTHER COMPREHENSIVE INCOME:
   Net unrealized gains on available-for-sale securities:
      Net unrealized holding gains (losses) arising during the period                       1,245          (237)             936
      Reclassification adjustment for (gains) losses included in net earnings                (321)        3,160            2,238
                                                                                      -----------    ----------    -------------
      Net unrealized gains on investment securities                                           924         2,923            3,174
      Adjustments for:
         Policyholder liabilities                                                             864          (880)            (228)
         Deferred federal income taxes                                                       (626)         (715)          (1,031)
                                                                                      -----------    ----------    -------------
   Total other comprehensive income, net of tax                                             1,162         1,328            1,915
                                                                                      -----------    ----------    -------------
COMPREHENSIVE INCOME                                                                  $     5,541    $    4,479    $       6,244
                                                                                      ===========    ==========    =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                                      ACCUMULATED
                                                                  ADDITIONAL                             OTHER          TOTAL
                                                    COMMON         PAID-IN          RETAINED         COMPREHENSIVE   STOCKHOLDER'S
                                                    STOCK          CAPITAL          EARNINGS         INCOME (LOSS)      EQUITY
                                                  -----------    -------------    -------------     -------------     ----------
BALANCE, JANUARY 1, 2001                          $     2,200    $      52,310    $      10,147     $      (3,054)    $   61,603
   Net earnings                                                                           4,329                            4,329
   Other comprehensive income, net of tax                                                                   1,915          1,915
                                                  -----------    -------------    -------------     -------------     ----------
BALANCE, DECEMBER 31, 2001                              2,200           52,310           14,476            (1,139)        67,847
   Net earnings                                                                           3,151                            3,151
   Other comprehensive income, net of tax                                                                   1,328          1,328
                                                  -----------    -------------    -------------     -------------     ----------
BALANCE, DECEMBER 31, 2002                              2,200           52,310           17,627               189         72,326
   Net earnings                                                                           4,379                            4,379
   Other comprehensive income, net of tax                                                                   1,162          1,162
                                                  -----------    -------------    -------------     -------------     ----------
BALANCE, DECEMBER 31, 2003                        $     2,200    $      52,310    $      22,006     $       1,351     $   77,867
                                                  ===========    =============    =============     =============     ==========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                             2003            2002            2001
                                                                                           --------         -------         -------
Cash Flows From Operating Activities:
   Net earnings                                                                      $        4,379    $      3,151    $      4,329
   Noncash items included in earnings:
      Amortization of deferred policy acquisition costs                                       4,810           5,467           3,500
      Capitalization of policy acquisition costs                                             (2,323)         (2,074)         (4,220)
      Amortization of investments                                                               689             837             307
      Interest credited to policyholders' account balances                                    9,756          10,610          10,925
      Provision (benefit) for deferred Federal income tax                                    (2,818)          3,423           2,302
   (Increase) decrease in operating assets:
      Accrued investment income                                                                 513            (197)            (27)
      Federal income taxes -- current                                                         1,504          (1,504)             62
      Other                                                                                     495               6           1,928
   Increase (decrease) in operating liabilities:
      Claims and claims settlement expenses                                                     782            (820)           (829)
      Other policyholder funds                                                                1,327            (338)            139
      Federal income taxes -- current                                                         1,092            (295)            295
      Affiliated payables -- net                                                                357           1,644            (467)
      Other                                                                                    (470)           (483)         (1,198)
   Other operating activities:
      Net realized investment (gains) losses (excluding gains on cash and cash
         equivalents)                                                                          (633)          3,158           2,478
                                                                                           --------         -------         -------
         Net cash and cash equivalents provided by operating activities                      19,460          22,585          19,524
                                                                                           --------         -------         -------
Cash Flow From Investing Activities:
   Proceeds from (payments for):
      Sales of available-for-sale securities                                                 38,922          32,338          24,345
      Maturities of available-for-sale securities                                            60,331          24,996          31,446
      Purchases of available-for-sale securities                                           (109,475)        (74,117)        (52,428)
      Policy loans on insurance contracts                                                     5,611           6,364          (2,600)
                                                                                           --------         -------         -------
         Net cash and cash equivalents provided by (used in) investing activities            (4,611)        (10,419)            763
                                                                                           --------         -------         -------

See accompanying notes to financial statements.                     (Continued)

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                          2003            2002              2001
                                                                                         -------         -------          --------
Cash Flows From Financing Activities:
   Proceeds from (payments for):
         Policyholder deposits (excludes internal policy replacement deposits)            57,372          62,927           107,009
         Policyholder withdrawals (including transfers to/from separate accounts)        (82,975)        (72,525)         (126,286)
                                                                                         -------         -------          --------

         Net cash and cash equivalents used in financing activities                      (25,603)         (9,598)          (19,277)
                                                                                         -------         -------          --------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                     (10,754)          2,568             1,010
CASH AND CASH EQUIVALENTS:
      Beginning of year                                                                   23,092          20,524            19,514
                                                                                         -------         -------          --------
      End of year                                                                    $    12,338    $     23,092      $     20,524
                                                                                         =======         =======          ========
Supplementary Disclosure of Cash Flow Information:
      Cash paid to (received from) affiliates for:
            Federal income taxes                                                     $     1,917    $    (1,034)      $        886
            Interest                                                                          18             11                 64

See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

        The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

        BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

        The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

        For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

        Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

        REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

        Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income, net of tax. If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

        For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

        Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

        Policy loans on insurance contracts are stated at unpaid principal balances.

        DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

        Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

        During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                                     2003           2002             2001
                                 ------------     ----------     ------------
        Beginning balance        $      9,703     $   11,341     $     12,765
        Capitalized amounts                --             --               17
        Interest accrued                  728            851              957
        Amortization                  (1,601)        (2,489)          (2,398)
                                 ------------     ----------     ------------
        Ending balance           $      8,830     $    9,703     $     11,341
                                 ============     ==========     ============

        The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

        2004                $ 600
        2005                $ 646
        2006                $ 738
        2007                $ 726
        2008                $ 718

        SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to the contract owner and are not reported as revenue in the Company's Statements of Earnings.

        POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

        Interest-sensitive life products                  4.00%
        Interest-sensitive deferred annuities             3.00% -- 7.40%
        Immediate annuities                               3.00% -- 8.80%

        These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

        CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

        INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

        The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

        The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

        ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

        On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1 will approximately result in a $3.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

        In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

        On December 31, 2002, the FASB issued SFAS No.148, Accounting for Stock-Based Compensation -- Transition and Disclosure, an amendment of FASB Statement No. 123, Accounting for Stock Based Compensation. SFAS No. 148 permits three alternative methods for a voluntary transition to the fair value-based method for those entities that adopt the standard prior to the end of fiscal year-end 2003. Beginning in 2004, SFAS No. 148 eliminates prospective application as a method of adoption for reporting stock-based compensation, but continues to permit modified prospective application, which requires the fair value of all unvested awards to be amortized over the remaining service period, as well as restatement of prior years' expense. The transition guidance and disclosure provisions of SFAS No. 148 were effective for fiscal years ending after December 15, 2002. Merrill Lynch & Co. intends to adopt the fair value method of accounting for stock-based compensation under SFAS No. 123 in 2004 using the retroactive restatement method permitted under SFAS No. 148. This will result in additional allocated compensation expense to the Company. The allocation of additional compensation expense is not expected to have a material impact on the Company's Financial Statements.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

        Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                         2003               2002
                                                     --------------    --------------
        Assets:
           Fixed maturity securities (1)             $      182,182    $      165,467
           Equity securities (1)                                 --             5,625
           Policy loans on insurance contracts (2)           80,992            86,603
           Cash and cash equivalents (3)                     12,338            23,092
           Separate Accounts assets (4)                     943,233           810,384
                                                     --------------    --------------
        Total financial instruments                  $    1,218,745    $    1,091,171
                                                     ==============    ==============


        (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $21,702 and $20,353, had an estimated fair value of $22,580 and $18,844, respectively.

        (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

        (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

        (4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

        The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities as of December 31 were:


                                                                                    2003
                                                     --------------------------------------------------------------------
                                                                           GROSS            GROSS            ESTIMATED
                                                       AMORTIZED         UNREALIZED       UNREALIZED            FAIR
                                                          COST             GAINS            LOSSES             VALUE
                                                     ---------------    -------------    -------------    ---------------
        Fixed maturity securities:
           Corporate debt securities                 $       158,415    $       4,420    $       1,082    $       161,753
           U.S. Government and agencies                       15,049              748               --             15,797
           Foreign governments                                 3,005              248                2              3,251
           Mortgage-backed securities                          1,301               90               10              1,381
                                                     ---------------    -------------    -------------    ---------------
              Total fixed maturity securities        $       177,770    $       5,506    $       1,094    $       182,182
                                                     ===============    =============    =============    ===============


                                                                                    2002
                                                     --------------------------------------------------------------------
                                                          COST /            GROSS            GROSS           ESTIMATED
                                                        AMORTIZED         UNREALIZED       UNREALIZED           FAIR
                                                           COST             GAINS            LOSSES            VALUE
                                                     ---------------    -------------    -------------    ---------------
        Fixed maturity securities:
           Corporate debt securities                  $      137,726    $       4,582    $       2,542   $       139,766
           U.S. Government and agencies                       20,054            1,329               --            21,383
           Foreign governments                                 2,008              205               --             2,213
           Mortgage-backed securities                          1,920              185               --             2,105
                                                     ---------------    -------------    -------------    ---------------
              Total fixed maturity securities         $      161,708    $       6,301    $       2,542   $       165,467

        Equity securities:
           Non-redeemable preferred stocks            $        5,896    $          35    $         306   $         5,625
                                                     ===============    =============    =============    ===============

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31, 2003 were:

                                               LESS THAN 12 MONTHS       MORE THAN 12 MONTHS               TOTAL
                                              ----------------------   -------------------------   ------------------------
                                              ESTIMATED   UNREALIZED   ESTIMATED      UNREALIZED   ESTIMATED     UNREALIZED
                                              FAIR VALUE    LOSSES     FAIR VALUE       LOSSES     FAIR VALUE      LOSSES
                                              ---------     ------     ----------      --------    ----------    ---------
Fixed Maturity Securities:
   Corporate debt securities                  $  37,273     $  856     $    1,227      $    226    $   38,500    $   1,082
   Foreign governments                              997          2             --            --           997            2
   Mortgage-backed securities                       604         10             --            --           604           10
                                              ---------     ------     ----------      --------    ----------    ---------
Total temporarily impaired securities         $  38,874     $  868     $    1,227      $    226    $   40,101    $   1,094
                                              =========     ======     ==========      ========    ==========    =========

        Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

        Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $786, $3,503, and $405 for the years ended December 31, 2003, 2002, and 2001 respectively.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                                         ESTIMATED
                                                          AMORTIZED        FAIR
                                                            COST          VALUE
                                                       ------------    -----------
        Fixed maturity securities:
           Due in one year or less                     $     20,935    $    21,123
           Due after one year through five years            138,415        141,602
           Due after five years through ten years             8,437          8,809
           Due after ten years                                8,682          9,267
                                                       ------------    -----------
                                                            176,469        180,801
           Mortgage-backed securities                         1,301          1,381
                                                       ------------    -----------
              Total fixed maturity securities          $    177,770    $   182,182
                                                       ============    ===========

        Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                                  ESTIMATED
                                                 AMORTIZED          FAIR
                                                    COST            VALUE
                                                ------------     -----------
        AAA                                     $     52,686     $    54,211
        AA                                            29,903          30,067
        A                                             75,576          78,176
        BBB                                           18,211          18,395
        Non-investment grade                           1,394           1,333
                                                ------------     -----------
           Total fixed maturity securities      $    177,770     $   182,182
                                                ============     ===========

        The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income as of December 31 were as follows:

                                                        2003            2002
                                                    ------------    ------------
        Assets:
           Fixed maturity securities                $      4,412    $      3,759
           Equity securities                                  --            (271)
                                                    ------------    ------------
                                                           4,412           3,488
                                                    ------------    ------------
        Liabilities:
           Policyholders' account balances                 2,334           3,198
           Federal income taxes -- deferred                  727             101
                                                    ------------    ------------
                                                           3,061           3,299
                                                    ------------    ------------
        Stockholder's equity:
           Accumulated other comprehensive income   $      1,351    $        189
                                                    ============    ============

        Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                2003           2002           2001
                                                ----           ----           ----
        Proceeds                           $   38,922     $   32,338     $   24,345
        Gross realized investment gains         2,485          1,259            223
        Gross realized investment losses        1,852          4,417          2,701

        The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds for gross realized investment losses from the sale of available-for-sale securities were $7,903, $12,335 and $8,739 for the years ended December 31, 2003, 2002, and 2001, respectively.

        The Company had investment securities with a carrying value of $959 that were deposited with insurance regulatory authorities at both December 31, 2003 and 2002.

        Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

        Net investment income arose from the following sources for the years ended December 31:

                                                   2003            2002           2001
                                                -----------     ----------     ----------
        Fixed maturity securities               $     8,589     $    9,131     $    9,929
        Equity securities                               206            855          1,104
        Policy loans on insurance contracts           4,004          4,400          4,440
        Cash and cash equivalents                       221            410            760
        Other                                            52             72              1
                                                -----------     ----------     ----------
        Gross investment income                      13,072         14,868         16,234
        Less investment expenses                       (297)          (285)          (364)
                                                -----------     ----------     ----------
        Net investment income                   $    12,775     $   14,583     $   15,870
                                                ===========     ==========     ==========

        Net realized investment gains (losses), for the years ended December 31 were as follows:

                                                     2003           2002           2001
                                                   ---------     ----------     ----------
        Fixed maturity securities                  $     460     $   (3,642)    $   (2,458)
        Equity securities                                173            484            (20)
        Cash and cash equivalents                         --             --              1
                                                   ---------     ----------     ----------
        Net realized investment gains (losses)     $     633     $   (3,158)    $   (2,477)
                                                   =========     ==========     ==========

NOTE 4. FEDERAL INCOME TAXES

        The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                             2003       2002        2001
                                                                          --------    --------    --------
        Provision for income taxes computed at Federal statutory rate     $  2,126    $  1,309    $  2,756
        Increase (decrease) in income taxes resulting from:
           Dividend received deduction                                        (243)       (707)        (78)
           Foreign tax credit                                                 (188)        (12)         17
           Interest adjustments                                                 --          --         832
           Non-deductible fees                                                  --          --          18
                                                                          --------    --------    --------
        Federal income tax provision                                      $  1,695    $    590    $  3,545
                                                                          ========    ========    ========

        The Federal statutory rate for each of the three years ended December 31 was 35%.

        The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:


                                                                 2003          2002         2001
                                                              ----------     ---------    --------
        Policyholders' account balances                       $   (2,308)    $   4,335    $  1,859
        Deferred policy acquisition costs                           (508)         (852)        440
        Investment adjustments                                        (2)          (60)          3
                                                              ----------     ---------    --------
        Deferred Federal income tax provision (benefit)       $   (2,818)    $   3,423    $  2,302
                                                              ==========     =========    ========

        Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                           2003          2002
                                                                        -----------    ----------
        Deferred tax assets:
           Investment adjustments                                       $     1,446    $    1,444
           Policyholders' account balances                                      924            --
                                                                        -----------    ----------
                 Total deferred tax assets                                    2,370         1,444
                                                                        ===========    ==========
        Deferred tax liabilities:
           Deferred policy acquisition costs                                  6,341         6,849
           Net unrealized investment gain on investment securities              727           101
           Policyholders' account balances                                       --         1,384
                                                                        -----------    ----------
                 Total deferred tax liabilities                               7,068         8,334
                                                                        -----------    ----------
                 Net deferred tax liability                             $     4,698    $    6,890
                                                                        ===========    ==========


        The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5. REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

        Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $124 that can be drawn upon for delinquent reinsurance recoverables.

        As of December 31, 2003, the Company had the following life insurance inforce:

                                                                                                             PERCENTAGE
                                                          CEDED TO           ASSUMED                          OF AMOUNT
                                        GROSS              OTHER           FROM OTHER            NET         ASSUMED TO
                                       AMOUNT             COMPANIES         COMPANIES           AMOUNT          NET
                                       ------             ---------         ---------           ------          ---
        Life insurance inforce      $   692,752        $   101,108         $   1,976       $    593,620         0.3%

        The Company was a party to a reinsurance agreement with an unaffiliated insurer, whereby the Company assumed mortality risk, within certain limits, on a block of yearly renewable term life insurance contracts. During 2002, the unaffiliated insurer recaptured this block of business from the Company.

        In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 2% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 6. RELATED PARTY TRANSACTIONS

        The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $3,431, $3,412 and $4,963 for 2003, 2002 and 2001 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $18, $11 and $64 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

        The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $171, $150 and $145 for 2003, 2002 and 2001, respectively.

        During 2002, MLIG entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $101 and $22 during 2003 and 2002, respectively.

        The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,267, $1,902 and $3,910 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1 to the Financial Statements.

        While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

        Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. The Company filed no dividend requests during 2003, 2002 or 2001.

        Statutory capital and surplus at December 31, 2003 and 2002, was $28,371, and $21,411, respectively. At December 31, 2003 and 2002, approximately $2,617 and $1,921, respectively, of stockholder's equity was available for distribution to MLIG.

        Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $6,567, ($13,824) and $348,
        respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

        The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

        The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003, and 2002, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8. COMMITMENTS AND CONTINGENCIES

        State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

        In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9. SEGMENT INFORMATION

        In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

        The following table summarizes each business segment's contribution to the consolidated amounts:

                                                                  LIFE
        2003                                                    INSURANCE     ANNUITIES       OTHER         TOTAL
        --------------------------------------------------    -----------    -----------    ----------   -------------
        Net interest spread (a)                               $       485    $     1,697    $      837   $       3,019
        Other revenues                                              7,605          9,416            --          17,021
                                                              -----------    -----------    ----------   -------------
        Net revenues                                                8,090         11,113           837          20,040
                                                              -----------    -----------    ----------   -------------
        Policy benefits                                             2,114          1,913            --           4,027
        Reinsurance premium ceded                                   1,562             15            --           1,577
        Amortization of deferred policy acquisition costs           1,632          3,178            --           4,810
        Other non-interest expenses                                 1,217          2,335            --           3,552
                                                              -----------    -----------    ----------   -------------
        Total non-interest expenses                                 6,525          7,441            --          13,966
                                                              -----------    -----------    ----------   -------------
        Net earnings before Federal income tax provision            1,565          3,672           837           6,074
        Federal income tax provision                                  307          1,095           293           1,695
                                                              -----------    -----------    ----------   -------------
        Net earnings                                          $     1,258    $     2,577    $      544   $       4,379
                                                              ===========    ===========    ==========   =============
        Balance Sheet Information:
        Total assets                                          $   397,569    $   831,328    $   22,863   $   1,251,760
        Deferred policy acquisition costs                          10,179         14,856            --          25,035
        Policyholder liabilities and accruals                      93,172        127,096            --         220,268
        Other policyholder funds                                      677          1,437            --           2,114

                                                             LIFE
2002                                                       INSURANCE     ANNUITIES       OTHER         TOTAL
--------------------------------------------------       -----------    -----------    ----------   -------------
Net interest spread (a)                                  $      662    $     2,503    $      808   $       3,973
Other revenues                                                8,440          6,478         (113)          14,805
                                                         -----------    -----------    ----------   -------------
Net revenues                                                  9,102          8,981           695          18,778
                                                         -----------    -----------    ----------   -------------
Policy benefits                                               2,216          2,270            --           4,486
Reinsurance premium ceded                                     1,748             --            --           1,748
Amortization of deferred policy acquisition costs             2,163          3,304            --           5,467
Other non-interest expenses                                   1,225          2,111            --           3,336
                                                         -----------    -----------    ----------   -------------
Total non-interest expenses                                   7,352          7,685            --          15,037
                                                         -----------    -----------    ----------   -------------
Net earnings before Federal income tax provision              1,750          1,296           695           3,741
Federal income tax provision (benefit)                          374            (27)          243             590
                                                         -----------    -----------    ----------   -------------
Net earnings                                             $    1,376    $     1,323    $      452   $       3,151
                                                         ===========    ===========    ==========   =============
Balance Sheet Information:
Total assets                                             $  390,244    $   725,481    $   13,460   $   1,129,185
Deferred policy acquisition costs                            11,760         15,762            --          27,522
Policyholder liabilities and accruals                        99,271        136,926            --         236,197
Other policyholder funds                                        588            199            --             787

                                                             LIFE
2001                                                       INSURANCE     ANNUITIES       OTHER         TOTAL
--------------------------------------------------       -----------    -----------    ----------   -------------
Net interest spread (a)                                  $    1,311    $     2,638    $      996   $        4,945
Other revenues                                                9,028          7,210             8           16,246
                                                         -----------    -----------    ----------   -------------
Net revenues                                                 10,339          9,848         1,004           21,191
                                                         -----------    -----------    ----------   -------------
Policy benefits                                               1,322          1,728            --            3,050
Reinsurance premium ceded                                     1,947             --            --            1,947
Amortization of deferred policy acquisition costs             2,018          1,482            --            3,500
Other non-interest expenses                                   2,055          2,765            --            4,820
                                                         -----------    -----------    ----------   -------------
Total non-interest expenses                                   7,342          5,975            --           13,317
                                                         -----------    -----------    ----------   -------------
Net earnings before Federal income tax provision              2,997          3,873         1,004            7,874
Federal income tax provision                                  1,134          2,060           351            3,545
                                                         -----------    -----------    ----------   -------------
Net earnings                                             $    1,863    $     1,813    $      653   $        4,329
                                                         ===========    ===========    ==========   =============
Balance Sheet Information:
Total assets                                             $  452,156    $   828,087    $   21,397   $    1,301,640
Deferred policy acquisition costs                            13,847         17,068            --           30,915
Policyholder liabilities and accruals                       107,660        127,465            --          235,125
Other policyholder funds                                        686            439            --            1,125

        (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                                2003          2002         2001
                                             ---------     ---------    ---------
Life Insurance
   Variable life                             $   8,041     $   8,919    $   9,989
   Interest-sensitive whole life                    49           183          350
                                             ---------     ---------    ---------
   Total Life Insurance                          8,090         9,102       10,339
                                             ---------     ---------    ---------
Annuities
   Variable annuities                            9,587         9,782        9,853
   Interest-sensitive annuities                  1,526          (801)          (5)
                                             ---------     ---------    ---------
   Total Annuities                              11,113         8,981        9,848
                                             ---------     ---------    ---------
Other                                              837           695        1,004
                                             ---------     ---------    ---------
Total                                        $  20,040     $  18,778    $  21,191
                                             =========     =========    =========

                                     ******

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)                                                    Financial Statements
      (1)      Financial Statements of ML of New York Variable Annuity
                Separate Account A as of December 31, 2003 and for the two years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional Information.
      (2)      Financial Statements of ML Life Insurance Company of New
                York for the three years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional Information.
(b)  Exhibits
      (1)      Resolution of the Board of Directors of ML Life Insurance
                Company of New York establishing the ML of New York
                Variable Annuity Separate Account A. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                1996.)
      (2)      Not Applicable.
      (3)      Underwriting Agreement Between ML Life Insurance Company of
                New York and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43654 Filed December 9, 1996.)
      (4) (a)  Form of Contract for the Flexible Premium Individual
                Deferred Variable Annuity (Incorporated by Reference to
                Registrant's Form N-4, Registration No. 333-34894 Filed
                April 17, 2000.)
          (b)  Individual Retirement Annuity Endorsement (Incorporated by
                Reference to Registrant's Form N-4, Registration No.
                333-34894 Filed April 17, 2000.)
          (c) Tax-Sheltered Annuity Endorsement (Incorporated by Reference to Registrant's Form N-4, Registration No. 333-34894 Filed
                April 17, 2000.)
          (d)  Qualified Plan Endorsement (Incorporated by Reference to
                Registrant's Form N-4, Registration No. 333-34894 Filed
                April 17, 2000.)
      (5)      Form of Application for the Flexible Premium Individual
                Deferred Variable Annuity (Incorporated by Reference to
                Registrant's Form N-4, Registration No. 333-34894 Filed
                April 17, 2000.)
      (6) (a)  (i) Certificate of Amendment and Restatement of Charter of
                Royal Tandem Life Insurance Company. (Incorporated by
                   Reference to Registrant's Post-Effective Amendment No.
                   10 to Form N-4, Registration No. 33-43654 Filed December
                   9, 1996.)
          (a)  (ii) Certificate of Amendment of the Charter of ML Life
                Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996.)
          (b)  By-Laws of ML Life Insurance Company of New York.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43654 filed December 9, 1996.)
      (7)      Not Applicable.
      (8) (a) Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                Registration No. 33-43654 Filed April 28, 1994.)
          (b)  Indemnity Agreement Between ML Life Insurance Company of New
                York and Merrill Lynch Life Agency, Inc. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                1996.)

          (c)  Management Agreement Between ML Life Insurance Company of
                New York and Merrill Lynch Asset Management, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43654
                Filed December 9, 1996.)
          (d)  Agreement Between ML Life Insurance Company of New York and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Maintaining Constant Net Asset Value for the Domestic Money
                Market Fund. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43654 Filed December 9, 1996.)
          (e)  Agreement Between ML Life Insurance Company of New York and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Valuation and Purchase Procedures. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                1996.)
          (f)  Service Agreement Between Tandem Financial Group, Inc. and
                Royal Tandem Life Insurance Company. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                1996.)
          (g)  Reimbursement Agreement Between Merrill Lynch Asset
                Management, Inc. and Merrill Lynch Life Agency, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43654
                Filed December 9, 1996.)
          (h)  Amendment to the Reimbursement Agreement Between Merrill
                Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                Inc (Incorporated by Reference to Registrant's Form N-4,
                Registration No. 333-34894 Filed April 17, 2000.)
          (i)  Form of Participation Agreement Between Merrill Lynch
                Variable Series Funds, Inc. and ML Life Insurance Company of New York. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43654 Filed December 9, 1996.)
          (j)  Form of Amendment to Participation Agreement Between Merrill
                Lynch Variable Series Funds, Inc. and ML Life Insurance
                Company of New York. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 12 to Form N-4,
                Registration No. 33-43654 Filed May 1, 1998.)
          (k)  Form of Amendment to Participation Agreement Between Merrill
                Lynch Variable Series Funds, Inc. and ML Life Insurance
                Company of New York (Incorporated by Reference to
                Registrant's Form N-4, Registration No. 333-34894 Filed
                April 17, 2000.)
          (l)  Participation Agreement By And Among AIM Variable Insurance
                Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                Company of New York. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 11 to Form N-4,
                Registration No. 33-43654 Filed April 23, 1997.)
          (m)  Amendment to the Participation Agreement By And Among AIM
                Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                ML Life Insurance Company of New York (Incorporated by
                Reference to Registrant's Form N-4, Registration No.
                333-34894 Filed April 17, 2000.)
          (n)  Form of Participation Agreement Among ML Life Insurance
                Company of New York, Alliance Capital Management L.P., and
                Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                N-4, Registration No. 33-43654 Filed December 9, 1996.)
          (o)  Form of Amendment to Participation Agreement Among ML Life
                Insurance Company of New York, Alliance Capital Management
                L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998.)
          (p)  Form of Participation Agreement Among MFS-Registered
                Trademark- Variable Insurance Trust-SM-, ML Life Insurance
                Company of New York, and Massachusetts Financial Services
                Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43654 Filed December 9, 1996.)

                      (q)        Amendment to Participation Agreement Among MFS-Registered Trademark-Variable Insurance Trust(SM),
                                  ML Life Insurance Company of New York, and Massachusetts Financial Services Company dated May 1,
                                  1997 (Incorporated by Reference to Registrant's Form N-4, Registration No. 333-34894 Filed April
                                  17, 2000.)
                      (r)        Form of Participation Agreement Between ML Life Insurance Company of New York and Hotchkis and
                                  Wiley Variable Trust. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12
                                  to Form N-4, Registration No. 33-43654 Filed May 1, 1998.)
                      (s)        Form of Participation Agreement Between ML Life Insurance Company of New York and Davis Variable
                                  Account Fund, Inc. (Incorporated by Reference to Registrant's Form N-4, Registration No.
                                  333-34894 Filed April 17, 2000.)
                      (t)        Form of Participation Agreement Between ML Life Insurance Company of New York and Delaware Group
                                  Premium Fund, Inc. (Incorporated by Reference to Registrant's Form N-4, Registration No.
                                  333-34894 Filed April 17, 2000.)
                      (u)        Form of Participation Agreement Between ML Life Insurance Company of New York and PIMCO Variable
                                  Insurance Trust. (Incorporated by Reference to Registrant's Form N-4, Registration No. 333-34894
                                  Filed April 17, 2000.)
                      (v)        Form of Participation Agreement Between ML Life Insurance Company of New York and Seligman
                                  Portfolios, Inc. (Incorporated by Reference to Registrant's Form N-4, Registration No. 333-34894
                                  Filed April 17, 2000.)
                      (w)        Form of Participation Agreement Between ML Life Insurance Company of New York and Van Kampen Life
                                  Investment Trust. (Incorporated by Reference to Registrant's Form N-4, Registration No. 333-34894
                                  Filed April 17, 2000.)
                      (x)        Form of Participation Agreement Between American Century Variable Portfolios, Inc. and ML Life
                                  Insurance Company of New York. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 17 to Form N-4, Registration No. 33-43654 Filed April 30, 2001.)
                      (y)        Form of Participation Agreement Between Federated Securities Corp., Insurance Series, and ML Life
                                  Insurance Company of New York.
                      (z)        Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC, and ML Life
                                  Insurance Company of New York.
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered (Incorporated by Reference to Registrant's Form N-4, Registration No. 333-34894
                                  Filed April 17, 2000.)
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP.
                      (b)        Written Consent of Deloitte & Touche LLP, independent auditors.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable.
                (12)             Not Applicable.
                (13)  (a)        Power of Attorney from Frederick J.C. Butler. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
                      (b)        Power of Attorney from Robert L. Israeloff. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
                      (c)        Power of Attorney from Cynthia L. Kahn. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
                      (d)        Power of Attorney from Robert A. King. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994.)

          (e)  Power of Attorney from Irving M. Pollack. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to
                Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (f)  Power of Attorney from Barry G. Skolnick. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to
                Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (g)  Power of Attorney from Richard M. Drew (Incorporated by
                Reference to Registrant's Form N-4, Registration No.
                333-34894 Filed April 17, 2000.)
          (h) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to ML Life Insurance Company of New York's
                Annual Report on Form 10-K, filed April 2, 2001.)
          (i)  Power of Attorney from Joseph Justice. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-69220, filed September 10, 2001.)
          (j)  Power of Attorney from Lori M. Salvo. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-69220, filed September 10, 2001.)
          (k)  Power of Attorney from H. McIntyre Gardner. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (l)  Power of Attorney from Nikos K. Kardassis. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (m)  Power of Attorney from Deborah J. Adler. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to
                Form N-4, Registration No. 333-34894 Filed April 22, 2003.)
          (n) Power of Attorney from Concetta M. Ruggiero. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 333-34894 Filed April 22,
                2003.)

ITEM 25.  DIRECTORS AND OFFICERS OF ML LIFE INSURANCE COMPANY OF NEW YORK


             NAME                   PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
             ----                --------------------------------  --------------------------------
Deborah J. Adler...............  1300 Merrill Lynch Drive,         Director, Senior Vice President,
                                 2(nd) Floor,                      and Chief Actuary.
                                 Pennington, NJ 08534
Frederick J.C. Butler..........  Butler, Chapman & Co. LLC         Director.
                                 320 Park Avenue
                                 New York, NY 10022
Richard M. Drew................  3430 81st Street, Apt. #2         Director.
                                 Jackson Heights, NY 11372
H. McIntyre Gardner............  4 World Financial Center          Director and Chairman of the
                                 31(st) Floor, Room 042              Board.
                                 New York, NY 10281
Christopher J. Grady...........  800 Scudders Mill Road -- 3D      Director and Senior Vice
                                 Plainsboro, NJ 08536              President.
Robert L. Israeloff............  289 Meadowview Ave.               Director.
                                 Hewlett, NY 11557
Joseph E. Justice..............  1300 Merrill Lynch Drive,         Director, Senior Vice President,
                                 2(nd) Floor,                        Chief Financial Officer, and
                                 Pennington, NJ 08534                Treasurer.
Nikos K. Kardassis.............  800 Scudders Mill Road -- 3D      Director, President and Chief
                                 Plainsboro, NJ 08536                Executive Officer.
Robert A. King.................  119 Formby                        Director.
                                 Williamsburg, VA 23188
Irving M. Pollack..............  11400 Strand Drive                Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero...........  800 Scudders Mill Road -- 3D      Director and Senior Vice
                                 Plainsboro, NJ 08536              President.
Lori M. Salvo..................  1300 Merrill Lynch Drive,         Director, Senior Vice President,
                                 2(nd) Floor,                        Senior Counsel, Director of
                                 Pennington, NJ 08534                Compliance and Secretary.
Cynthia Kahn Sherman...........  8231 Bay Colony Drive             Director.
                                 Unit 1503
                                 Naples, FL 34108
Barry G. Skolnick..............  1300 Merrill Lynch Drive,         Director, Senior Vice President
                                 2(nd) Floor,                      and General Counsel.
                                 Pennington, NJ 08534
Andrew J. Bucklee..............  1300 Merrill Lynch Drive,         Senior Vice President
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Brian H. Buckley...............  1300 Merrill Lynch Drive,         Vice President and Senior
                                 2(nd) Floor,                      Counsel.
                                 Pennington, NJ 08534
Toni DeChiara..................  1300 Merrill Lynch Drive,         Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Alison Denis...................  800 Scudders Mill Road -- 3D      Senior Vice President.
                                 Plainsboro, NJ 08536

             NAME                   PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
             ----                --------------------------------  --------------------------------
Edward W. Diffin, Jr...........  1300 Merrill Lynch Drive,         Vice President and Senior
                                 2(nd) Floor,                      Counsel.
                                 Pennington, NJ 08534
Scott Edblom...................  1300 Merrill Lynch Drive,         Vice President and Product
                                 2(nd) Floor,                      Actuary.
                                 Pennington, NJ 08534
Amy L. Ferrero.................  4804 Deer Lake Drive East         Senior Vice President,
                                 Jacksonville, FL 32246              Administration.
Frances C. Grabish.............  1300 Merrill Lynch Drive,         Vice President and Senior
                                 2(nd) Floor,                      Counsel.
                                 Pennington, NJ 08534
Roger Helms....................  1300 Merrill Lynch Drive,         Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Patrick Lusk...................  1300 Merrill Lynch Drive,         Vice President and Appointed
                                 2(nd) Floor,                        Actuary.
                                 Pennington, NJ 08534
Robin A. Maston................  1300 Merrill Lynch Drive,         Vice President and Senior
                                 2(nd) Floor,                        Compliance Officer.
                                 Pennington, NJ 08534
Jane R. Michael................  4804 Deer Lake Drive East         Vice President.
                                 Jacksonville, FL 32246
Terry L. Rapp..................  1300 Merrill Lynch Drive,         Vice President and Senior
                                 2(nd) Floor,                        Compliance Officer.
                                 Pennington, NJ 08534
Greta Rein Ulmer...............  1300 Merrill Lynch Drive,         Vice President and Senior
                                 2(nd) Floor,                        Compliance Officer.
                                 Pennington, NJ 08534
Kelley Woods...................  4804 Deer Lake Drive East         Vice President.
                                 Jacksonville, FL 32246
Connie F. Yost                   1300 Merrill Lynch Drive,         Vice President and Controller.
                                 2(nd) Floor
                                 Pennington, New Jersey 08534


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     ML Life Insurance Company of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). A list of subsidiaries of ML & Co. appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



NAME                                                          STATE OR JURISDICTION OF ENTITY
----                                                        ------------------------------------
Merrill Lynch & Co., Inc. ................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)..................................................  Delaware
     Merrill Lynch Life Agency Inc. (2)...................  Washington
     Merrill Lynch Professional Clearing Corp. (3)........  Delaware
  Merrill Lynch Capital Services, Inc. ...................  Delaware
  Merrill Lynch Government Securities, Inc. ..............  Delaware
     Merrill Lynch Money Markets Inc. ....................  Delaware
  Merrill Lynch Group, Inc. ..............................  Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)................................................  England
       Merrill Lynch Investment Managers Holdings
          Limited.........................................  England
       Merrill Lynch Investment Managers Limited..........  England
     Fund Asset Management, L.P. (5)......................  Delaware
     Merrill Lynch Investment Managers, L.P. (5)..........  Delaware
       Merrill Lynch Investment Managers, LLC.............  Delaware
       Merrill Lynch Alternative Investments LLC..........  Delaware
     Merrill Lynch Bank & Trust Co. ......................  New Jersey
       Financial Data Services, Inc. .....................  Florida
          ML Mortgage Holdings Inc. ......................  Delaware
     Merrill Lynch Insurance Group, Inc. .................  Delaware
       Merrill Lynch Life Insurance Company...............  Arkansas
       ML Life Insurance Company of New York..............  New York
       Roszel Advisors, LLC...............................  Delaware
     Merrill Lynch International Finance Corporation......  New York
       Merrill Lynch International Bank Limited...........  England
          Merrill Lynch Bank (Suisse) S.A. ...............  Switzerland
       Merrill Lynch Group Holdings Limited...............  Ireland
          Merrill Lynch Capital Markets Bank Limited......  Ireland
     Merrill Lynch Mortgage Capital Inc. (6)..............  Delaware
     Merrill Lynch Trust Company, FSB.....................  Federal
     Merrill Lynch Fiduciary Services, Inc. ..............  New York
     MLDP Holdings, Inc. .................................  Delaware
       Merrill Lynch Derivatives Products AG..............  Switzerland
  ML IBK Positions, Inc. .................................  Delaware
     Merrill Lynch Capital Corporation....................  Delaware
  ML Leasing Equipment Corp. (7)..........................  Delaware
  Merrill Lynch Canada Holdings Company...................  Nova Scotia
     Merrill Lynch Canada Finance Company.................  Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ....................  Ontario
       Merrill Lynch Canada Inc. .........................  Canada
Merrill Lynch Bank USA....................................  Utah
  Merrill Lynch Bank USA Funding Corporation..............  Delaware
  Merrill Lynch Business Financial Services Inc. .........  Delaware
  Merrill Lynch Credit Corporation........................  Delaware
     Merrill Lynch NJ Investment Corporation..............  New Jersey

NAME                                                          STATE OR JURISDICTION OF ENTITY
----                                                        ------------------------------------
  Merrill Lynch Utah Investment Corporation...............  Utah
  Merrill Lynch Community Development Company, LLC........  New Jersey
  Merrill Lynch Commercial Finance Corp. .................  Delaware
Merrill Lynch International Incorporated..................  Delaware
  Merrill Lynch (Australasia) Pty Limited.................  New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited........  Victoria, Australia
     Merrill Lynch International (Australia) Limited
       (8)................................................  New South Wales, Australia
  Merrill Lynch International Holdings Inc. ..............  Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited............................................  Cayman Islands, British West Indies
     Merrill Lynch Capital Markets AG.....................  Switzerland
     Merrill Lynch Europe PLC.............................  England
       Merrill Lynch Holdings Limited (9).................  England
          Merrill Lynch International (10)................  England
       Merrill Lynch Capital Markets Espana S.A. S.V. ....  Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11)...........  Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12)...........  South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de Bolsa....  Mexico
     Merrill Lynch Argentina S.A. ........................  Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M....................................  Argentina
     Banco Merrill Lynch de Investimentos S.A. ...........  Brazil
     Merrill Lynch S.A. ..................................  Luxembourg
     Merrill Lynch Europe Ltd. ...........................  Cayman Islands, British West Indies
     Merrill Lynch France S.A.S. .........................  France
       Merrill Lynch Capital Markets (France) S.A.S. .....  France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ......  France
     Merrill Lynch (Asia Pacific) Limited.................  Hong Kong
       Merrill Lynch Far East Limited.....................  Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. ...............  Japan
     Merrill Lynch Japan Finance Co., Ltd. ...............  Japan


---------------

 (1) MLPF&S also conducts business as "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.



 (6) Held through several intermediate subsidiaries.



 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



 (8) Held through an intermediate subsidiary.



 (9) Held through an intermediate subsidiary.



 (10) Partially owned by another indirect subsidiary of ML & Co.



 (11) Held through intermediate subsidiaries.



 (12) Partially owned by another indirect subsidiary of ML & Co.


ITEM 27.  NUMBER OF CONTRACTOWNERS


     The number of Contracts in force as of March 19, 2004 was 717.

ITEM 28.  INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER


     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.


     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


   NAME AND PRINCIPAL
    BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------                --------------------------------------
Candace E. Browning        Director and Senior Vice President
Gregory J. Fleming         Director and Executive Vice President
James P. Gorman            Director, Chairman of the Board and Chief Executive Officer
Do Woo Kim                 Director and Executive Vice President
Carlos M. Morales          Director and Senior Vice President
Rosemary T. Berkery        Executive Vice President
Ahmass L. Fakahany         Executive Vice President
Allen G. Braithwaite, III  Treasurer


---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.


ITEM 30.  LOCATION OF BOOKS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 14th Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534.


ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS.

     (a) Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 23rd day of April, 2004.


                                           ML of New York Variable
                                           Annuity
                                           Separate Account A
                                                   (Registrant)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           ML Life Insurance Company of New York
                                                    (Depositor)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 23, 2004.



                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director and Senior Vice President
---------------------------------------------
            Concetta M. Ruggiero

                      *                        Director, Senior Vice President, Senior
---------------------------------------------    Counsel, Director of Compliance, and
                Lori M. Salvo                    Secretary

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-in-Fact

                                  EXHIBIT LIST


Exhibit 8(y)   Form of Participation Agreement Between Federated Securities
               Corp., Insurance Series, and ML Life Insurance Company of
               New York.

Exhibit 8(z)   Form of Participation Agreement Between PIMCO Advisors VIT,
               OCC Distributors LLC, and ML Life Insurance Company of New
               York.

Exhibit 10(a)  Written Consent of Sutherland Asbill & Brennan LLP

Exhibit 10(b) Written Consent of Deloitte & Touche LLP, independent auditors

Exhibit 10(c)  Written Consent of Barry G. Skolnick, Esq.